UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2020

Date of reporting period:	January 1, 2020 — June 30, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing®

Putnam INVESTMENTS

Putnam Variable Trust

Putnam VT Multi-Asset Absolute Return Fund

Semiannual report
6 | 30 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

August 11, 2020

Dear Shareholder:

Financial markets worldwide continue to be challenged by economic uncertainty and high unemployment due to the COVID-19 pandemic. In addition, our nation is struggling with confusion, anger, and grief over horrific acts of racism and brutality in our country and with the overall issue of systemic racial injustice. Your Board of Trustees and Putnam Investments stand united against oppression and racism. We will work to support thoughtful and resourceful actions to elevate both our workplace and society.

Also, we would like to take this opportunity to thank Robert E. Patterson, who retired as a Trustee on June 30, 2020, for his 36 years of service. We will miss Bob’s experienced judgment and insights, and we wish him well. We are also pleased to welcome Mona K. Sutphen to the Board. Ms. Sutphen brings extensive professional and directorship experience to her role as a Trustee.

As always, thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s efforts to produce lower-volatility returns may not be successful. The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s prospectus lists additional risks. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund. The fund’s prospectus lists additional risks.

Performance summary (as of 6/30/20)

Investment objective

Positive total return

Net asset value June 30, 2020

Class IA: $9.58	Class IB: $9.42

Total return at net asset value

				Bloomberg
			ICE BofA U.S.	Barclays U.S.
	Class IA	Class IB	Treasury Bill	Aggregate	S&P 500
(as of 6/30/20)	shares*	shares*	Index	Bond Index	Index
6 months	–5.89%	–6.08%	0.67%	6.14%	–3.08%
1 year	–7.80	–7.92	1.71	8.74	7.51
5 years	–0.79	–2.00	6.25	23.45	66.45
Annualized	–0.16	–0.40	1.22	4.30	10.73
Life	8.93	6.50	6.65	41.50	175.47
Annualized	0.94	0.69	0.70	3.86	11.68

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: May 2, 2011.

Before April 30, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

The S&P 500 Index is an unmanaged index of common stock performance. The ICE BofA U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Negative weights may result from timing differences between trade and settlement dates of securities, such as TBAs, or from the use of derivatives.

Putnam VT Multi-Asset Absolute Return Fund	1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay onetime transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/20 to 6/30/20. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Net expenses for the fiscal year ended
12/31/19*	0.92%	1.17%
Total annual operating expenses for the fiscal
year ended 12/31/19	1.37%	1.62%
Annualized expense ratio for the six-month
period ended 6/30/20	0.90%	1.15%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.02%, which is not included in the financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

*Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/21.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/20		ended 6/30/20
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.34	$5.54	$4.52	$5.77
Ending value
(after
expenses)	$941.10	$939.20	$1,020.39	$1,019.14

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/20. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Your fund’s managers

Portfolio Manager James A. Fetch is a Co-Head of Global Asset Allocation. Jim has been in the investment industry since he joined Putnam in 1994.

Brett S. Goldstein, CFA, Robert J. Schoen, and Jason R. Vaillancourt, CFA, are also Portfolio Managers of the fund.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2	Putnam VT Multi-Asset Absolute Return Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Multi-Asset Absolute Return Fund	3

The fund’s portfolio 6/30/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (21.1%)*	Principal amount	Value

U.S. Government Agency Mortgage Obligations (21.1%)
Uniform Mortgage-Backed Securities
4.00%, TBA, 7/1/50	$1,000,000	$1,059,766
3.50%, TBA, 7/1/50	1,000,000	1,051,719
3.00%, TBA, 7/1/50	1,000,000	1,053,242
2.50%, TBA, 7/1/50	2,000,000	2,085,312
		5,250,039
Total U.S. government and agency mortgage
obligations (cost $5,239,805)		$5,250,039

COMMON STOCKS (19.9%)*	Shares	Value

Basic materials (1.7%)
Anglo American Platinum, Ltd. (South Africa)	984	$71,047
Anhui Conch Cement Co., Ltd. Class H (China)	16,500	110,979
China Resources Cement Holdings, Ltd. (China)	36,000	44,434
Impala Platinum Holdings, Ltd. (South Africa)	1,456	9,726
Korea Zinc Co., Ltd. (South Korea)	98	27,492
Kossan Rubber Industries (Malaysia)	3,300	6,598
Kumba Iron Ore, Ltd. (South Africa)	547	14,609
MMC Norilsk Nickel PJSC ADR (Russia)	3,417	89,334
Novolipetsk Steel PJSC GDR (Russia)	1,117	22,166
Soulbrain Co., Ltd. (South Korea)	463	37,258
		433,643
Capital goods (0.9%)
Daelim Industrial Co., Ltd. (South Korea)	398	27,486
Hartalega Holdings Bhd (Malaysia)	13,600	41,536
Hyundai Mobis Co., Ltd. (South Korea)	596	95,092
Samsung Engineering Co., Ltd. (South Korea) †	1,929	19,936
Weichai Power Co., Ltd. Class H (China)	24,000	44,774
		228,824
Communication services (0.7%)
Advanced Info Service PCL (Thailand)	7,700	46,089
China Mobile, Ltd. (China)	10,000	67,571
Hellenic Telecommunications Organization SA
(Greece)	1,481	20,173
KT Corp. (South Korea)	262	5,168
PLDT, Inc. (Philippines)	290	7,236
TIM Participacoes SA (Brazil)	6,600	17,227
		163,464
Consumer cyclicals (1.4%)
Clicks Group, Ltd. (South Africa)	3,008	36,448
Com7 PCL (Thailand)	20,600	18,995
Feng Tay Enterprise Co., Ltd. (Taiwan)	2,000	11,251
Ford Otomotiv Sanayi AS (Turkey)	1,283	13,268
Kia Motors Corp. (South Korea)	861	23,217
Pou Chen Corp. (Taiwan)	9,000	8,764
President Chain Store Corp. (Taiwan)	3,000	30,131
Qualicorp Consultoria e Corretora de Sequros SA
(Brazil)	7,094	37,830
Sinotruk Hong Kong, Ltd. (China)	12,500	32,291
Sun Art Retail Group, Ltd. (China)	9,500	16,221
Teco Electric and Machinery Co., Ltd. (Taiwan)	8,000	7,327
Tofas Turk Otomobil Fabrikasi AS (Turkey)	4,034	15,591
Wal-Mart de Mexico SAB de CV (Mexico)	10,047	24,029
Xinyi Glass Holdings, Ltd. (China)	18,000	22,139
Zhongsheng Group Holdings, Ltd. (China)	10,500	58,589
		356,091

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (21.1%)* cont.	Principal amount	Value

Consumer staples (2.2%)
Charoen Pokphand Foods PCL (Thailand)	$72,900	$74,887
China Yuhua Education Corp., Ltd. (China)	16,000	13,112
Dino Polska SA (Poland) †	243	12,314
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	103,900	12,036
Indofood Sukses Makmur Tbk PT (Indonesia)	30,100	13,758
JD.com, Inc. ADR (China) †	1,037	62,407
KT&G Corp. (South Korea)	986	64,433
MercadoLibre, Inc. (Argentina) †	49	48,303
Sime Darby Bhd (Malaysia)	20,900	10,565
Vipshop Holdings, Ltd. ADR (China) †	5,061	100,765
Want Want China Holdings, Ltd. (China)	39,000	29,548
YDUQS Participacoes SA (Brazil) †	1,000	6,188
Yum China Holdings, Inc. (China)	2,248	108,061
		556,377
Energy (0.9%)
Ecopetrol SA ADR (Colombia)	1,964	21,859
Lukoil PJSC ADR (Russia)	964	71,457
Petronas Gas Bhd (Malaysia)	2,600	10,258
Polski Koncern Naftowy ORLEN SA (Poland)	1,530	24,201
PTT Exploration & Production PCL
(Foreign depository shares) (Thailand)	22,000	65,308
Surgutneftegas OJSC (Russia)	55,132	27,139
		220,222
Financials (3.7%)
Banco BBVA Argentina SA ADR (Argentina) †	3,807	14,276
Banco de Chile ADR (Chile)	800	14,120
Banco do Brasil SA (Brazil)	10,835	64,056
Banco Macro SA ADR (Argentina) †	2,265	42,016
Banco Santander (Brasil) S.A. (Units) (Brazil)	7,087	36,516
Bank Central Asia Tbk PT (Indonesia)	11,400	22,735
Bank of China, Ltd. Class H (China) †	17,000	6,287
Bank Tabungan Pensiunan Nasional Syariah Tbk PT
(Indonesia)	22,900	5,115
BB Seguridade Participacoes SA (Brazil)	17,400	87,254
Chailease Holding Co., Ltd. (Taiwan)	15,720	66,376
China Merchants Bank Co., Ltd. Class H (China)	13,500	62,178
China Minsheng Banking Corp., Ltd. Class H (China)	70,000	48,085
Country Garden Services Holdings Co, Ltd. (China)	8,000	37,201
Fubon Financial Holding Co., Ltd. (Taiwan)	29,000	43,062
Industrial & Commercial Bank of China, Ltd.
Class H (China)	132,000	79,953
Logan Group Co., Ltd. (China)	14,000	25,025
OTP Bank Nyrt (Hungary) †	763	26,723
Ping An Insurance (Group) Co. of China, Ltd.
Class H (China)	17,000	169,780
Powszechny Zaklad Ubezpieczen SA (Poland)	1,999	14,609
Qualitas Controladora SAB de CV (Mexico)	1,482	5,829
Ruentex Development Co., Ltd. (Taiwan)	3,000	5,185
Tisco Financial Group PCL (Thailand)	13,900	31,256
		907,637
Health care (0.7%)
China Biologic Products Holdings, Inc. (China) †	35	3,576
Hypera SA (Brazil)	5,682	34,794
Seegene, Inc. (South Korea)	627	58,804
Sino Biopharmaceutical, Ltd. (China)	37,000	69,788
		166,962
Technology (6.7%)
Alibaba Group Holding, Ltd. ADR (China) †	1,718	370,573
Globalwafers Co., Ltd. (Taiwan)	3,000	40,874

4	Putnam VT Multi-Asset Absolute Return Fund

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (21.1%)* cont.	Principal amount	Value

Technology cont.
LG Electronics, Inc. (South Korea)	$589	$31,265
Lite-On Technology Corp. (Taiwan)	17,000	26,798
NCSOFT Corp. (South Korea)	78	58,187
NetEase, Inc. ADR (China)	187	80,294
Parade Technologies, Ltd. (Taiwan)	1,000	33,494
Radiant Opto-Electronics Corp. (Taiwan)	11,000	44,415
Samsung Electronics Co., Ltd. (South Korea)	7,940	351,973
Samsung SDS Co., Ltd. (South Korea)	281	39,745
Taiwan Semiconductor Manufacturing Co., Ltd. ADR
(Taiwan)	4,327	245,644
Tencent Holdings, Ltd. (China)	4,600	295,476
United Microelectronics Corp. (Taiwan)	112,000	60,253
		1,678,991
Transportation (0.2%)
Grupo Aeroportuario del Centro Norte SAB de CV
(Mexico) †	2,532	11,769
MISC Bhd (Malaysia)	16,800	30,071
Westports Holdings Bhd (Malaysia)	5,400	4,825
		46,665
Utilities and power (0.8%)
Cia de Saneamento Basico do Estado de Sao Paulo
(Brazil)	2,100	22,282
Electricity Generating PCL (Thailand)	4,200	33,565
Enel Americas SA ADR (Chile)	8,359	62,776
Federal Grid Co. Unified Energy System PJSC
(Russia)	3,045,324	7,991
Glow Energy PCL (Thailand) F	700	—
Inter RAO UES PJSC (Russia)	813,510	55,372
Manila Electric Co. (Philippines)	890	4,804
Transmissora Aliancea De Energia Electrica SA
(acquired 3/12/20, cost $2,884) (Brazil)	500	2,584
		189,374

Total common stocks (cost $4,578,239)		$4,948,250

INVESTMENT COMPANIES (8.3%)*	Shares	Value

Communication Services Select Sector SPDR Fund	5,671	$306,461
Consumer Staples Select Sector SPDR Fund	5,352	313,841
Health Care Select Sector SPDR Fund	3,045	304,713
iShares MSCI India ETF (India) S	6,895	200,093
Real Estate Select Sector SPDR Fund	8,529	296,894
Technology Select Sector SPDR Fund	3,476	363,207
Utility Select Sector SPDR Fund S	4,821	272,049
Total investment companies (cost $1,974,272)		$2,057,258

COMMODITY LINKED NOTES (7.3%)* †††	Principal amount	Value

Bank of America Corp. 144A sr. unsec.
unsub. notes 1-month LIBOR less 0.16%, 2021
(Indexed to the BofA Merrill Lynch Commodity
MLBX4SX6 Excess Return Strategy multiplied by 3)	$300,000	$527,946
Bank of America Corp. 144A sr. unsec.
unsub. notes 1-month LIBOR less 0.12%, 2020
(Indexed to the BofA Merrill Lynch Commodity
MLBX4SX6 Excess Return Strategy multiplied by 3)	14,000	24,209
Citigroup Global Markets Holdings, Inc.
sr. notes Ser. N, 1-month USD LIBOR less 0.16%,
2021 (Indexed to the Citi Commodities F3 vs
F0 - 4x Leveraged Index multiplied by 3)	327,000	514,237

COMMODITY LINKED
NOTES (7.3%)* ††† cont.	Principal amount	Value

Citigroup Global Markets Holdings, Inc. 144A
sr. notes 1-month USD LIBOR less 0.13%, 2020
(Indexed to the Citi Cross-Asset Trend Index
multiplied by 3)	$343,000	$278,956
Goldman Sachs International 144A notes zero %,
2021 (Indexed to the S&P GSCI Excess Return
Index multiplied by 3)	87,000	145,044
Goldman Sachs International 144A notes zero %,
2021 (Indexed to the S&P GSCI Excess Return
Index multiplied by 3)	186,000	338,335
Total commodity Linked Notes (cost $1,257,000)		$1,828,727

MORTGAGE-BACKED SECURITIES (5.8%)*	Principal amount	Value

Agency collateralized mortgage obligations (4.4%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 6.50%), 6.315%, 10/15/40	$16,768	$3,128
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month
US LIBOR) + 6.20%), 6.015%, 11/15/47	81,128	10,851
REMICs IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.865%, 8/15/38	53,367	2,199
REMICs Ser. 4964, Class IA, IO, 4.50%, 3/25/50	111,386	17,774
REMICs Ser. 4568, Class MI, IO, 4.00%, 4/15/46	52,364	5,443
REMICs Ser. 4259, Class DI, IO, 4.00%, 6/15/43	89,981	9,111
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	24,225	2,800
REMICs Ser. 4097, Class PI, IO, 3.50%, 11/15/40	51,491	1,825
REMICs Ser. 4099, Class BI, IO, 3.50%, 6/15/39	49,368	1,250
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	72,675	4,647
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	107,319	9,376
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	42,477	2,467
Federal National Mortgage Association
REMICs Ser. 18-51, Class IO, IO, 6.50%, 7/25/48	143,244	26,856
REMICs IFB Ser. 13-130, Class SD, IO, ((-1 x 1 Month
US LIBOR) + 6.60%), 6.416%, 1/25/44	69,623	13,403
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	43,318	9,098
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 5.966%, 1/25/48	91,174	19,564
REMICs IFB Ser. 17-8, Class SB, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.916%, 2/25/47	100,375	22,282
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.916%, 9/25/46	70,160	14,281
REMICs IFB Ser. 16-88, Class SK, IO, ((-1 x 1 Month
US LIBOR) + 6.00%), 5.816%, 12/25/46	107,450	23,370
REMICs IFB Ser. 12-19, Class S, IO, ((-1 x 1 Month
US LIBOR) + 5.95%), 5.766%, 3/25/42	82,215	16,751
REMICs IFB Ser. 17-74, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 5.75%), 5.566%, 10/25/47	300,794	57,467
REMICs Ser. 16-3, Class MI, IO, 5.50%, 2/25/46	172,773	32,360
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	151,546	29,741
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	84,341	15,016
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	61,323	6,681
REMICs Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	21,498	964
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	30,351	2,466
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	84,920	3,151
REMICs Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	23,604	797
Government National Mortgage Association
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US
LIBOR) + 6.68%), 6.485%, 1/16/40	176,138	28,198
IFB Ser. 10-68, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.58%), 6.39%, 6/20/40	88,022	18,251
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US
LIBOR) + 6.25%), 6.06%, 7/20/48	114,006	18,970

Putnam VT Multi-Asset Absolute Return Fund	5

MORTGAGE-BACKED
SECURITIES (5.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 18-104, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.20%), 6.01%, 8/20/48	$84,180	$13,975
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 5.96%, 9/20/43	19,189	3,910
IFB Ser. 19-121, Class DS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 5.91%, 8/20/49	103,915	17,599
IFB Ser. 16-51, Class MS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.86%, 4/20/46	79,939	15,997
IFB Ser. 11-17, Class S, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.86%, 2/20/41	42,226	7,827
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US
LIBOR) + 6.00%), 5.81%, 11/20/39	55,735	3,354
Ser. 14-184, Class DI, IO, 5.50%, 12/16/44	143,270	31,340
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	87,968	14,934
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	52,944	6,186
Ser. 14-146, Class EI, IO, 5.00%, 10/20/44	43,483	7,990
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	31,136	4,892
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	250	22
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	29,226	5,339
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	41,840	7,636
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	30,639	5,534
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	45,232	8,142
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	53,041	7,595
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	267,055	42,395
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	60,619	10,109
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	104,693	8,908
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	44,793	8,418
Ser. 13-20, Class QI, IO, 4.50%, 12/16/42	45,098	6,630
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	11,887	1,913
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46	150,337	18,045
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	23,686	1,589
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	63,722	6,340
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	53,254	9,804
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	66,765	7,973
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	28,667	3,114
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	47,414	1,223
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	59,065	5,390
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	57,740	4,276
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	44,823	4,532
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	21,290	603
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	24,153	1,872
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	20,941	942
Ser. 13-157, Class IA, IO, 3.50%, 4/20/40	47,099	2,376
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	3,287	3
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	40,333	2,101
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	98,377	8,727
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	87,482	2,904
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	36,677	1,187
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	47,240	933
Ser. 15-H20, Class CI, IO, 3.03%, 8/20/65 W	144,182	13,203
FRB Ser. 15-H16, Class XI, IO, 3.01%, 7/20/65 W	79,208	8,135
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	33,568	1,940
Ser. 15-H25, Class BI, IO, 2.763%, 10/20/65 W	224,009	20,564
Ser. 17-H11, Class NI, IO, 2.601%, 5/20/67 W	201,767	21,162
Ser. 16-H02, Class BI, IO, 2.592%, 11/20/65 W	258,483	22,827
Ser. 15-H22, Class GI, IO, 2.591%, 9/20/65 W	103,247	11,429
Ser. 18-H05, Class AI, IO, 2.535%, 2/20/68 W	114,619	13,754
Ser. 16-H03, Class AI, IO, 2.484%, 1/20/66 W	127,133	11,430
Ser. 17-H02, Class BI, IO, 2.425%, 1/20/67 W	127,052	13,399
Ser. 14-H21, Class AI, IO, 2.421%, 10/20/64 W	164,293	13,854

MORTGAGE-BACKED
SECURITIES (5.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H09, Class AI, IO, 2.373%, 4/20/65 W	$175,867	$15,407
Ser. 17-H06, Class BI, IO, 2.351%, 2/20/67 W	101,206	10,091
Ser. 16-H04, Class KI, IO, 2.26%, 2/20/66 W	89,624	6,689
Ser. 15-H24, Class HI, IO, 2.044%, 9/20/65 W	338,294	19,848
Ser. 15-H15, Class JI, IO, 1.935%, 6/20/65 W	221,713	20,398
Ser. 15-H19, Class NI, IO, 1.88%, 7/20/65 W	152,946	13,062
Ser. 15-H18, Class IA, IO, 1.812%, 6/20/65 W	68,813	4,136
Ser. 15-H10, Class CI, IO, 1.777%, 4/20/65 W	129,643	9,939
Ser. 15-H26, Class GI, IO, 1.77%, 10/20/65 W	170,662	14,046
Ser. 17-H14, Class DI, IO, 1.679%, 6/20/67 W	260,554	15,627
Ser. 15-H09, Class BI, IO, 1.66%, 3/20/65 W	171,908	12,842
Ser. 15-H10, Class EI, IO, 1.589%, 4/20/65 W	93,561	4,252
Ser. 15-H24, Class BI, IO, 1.585%, 8/20/65 W	321,476	12,793
Ser. 15-H25, Class AI, IO, 1.583%, 9/20/65 W	231,495	17,594
Ser. 11-H15, Class AI, IO, 1.504%, 6/20/61 W	72,828	3,733
Ser. 16-H08, Class GI, IO, 1.401%, 4/20/66 W	179,450	9,364
FRB Ser. 16-H16, Class DI, IO, 1.222%, 6/20/66 W	84,475	8,460
		1,105,095
Commercial mortgage-backed securities (0.4%)
Bear Stearns Commercial Mortgage Securities Trust
144A FRB Ser. 06-PW11, Class C, 5.802%,
3/11/39 (In default) † W	12,260	368
GS Mortgage Securities Trust 144A FRB
Ser. 14-GC24, Class D, 4.665%, 9/10/47 W	27,000	9,990
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.859%, 8/15/46 W	16,000	13,717
JPMorgan Chase Commercial Mortgage Securities
Trust Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	10,694	8,189
ML-CFC Commercial Mortgage Trust 144A FRB
Ser. 06-4, Class XC, IO, 0.747%, 12/12/49 W	15,044	70
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	17,000	2,507
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5.00%, 3/15/44 W	30,000	13,083
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	100,000	40,970
		88,894
Residential mortgage-backed securities (non-agency) (1.0%)
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AR5, Class 1A1A, 3.974%, 4/25/37 W	30,092	28,122
Countrywide Home Loans Mortgage Pass-Through
Trust FRB Ser. 05-3, Class 1A1, (1 Month US
LIBOR + 0.62%), 0.805%, 4/25/35	7,204	6,135
Federal Home Loan Mortgage Corporation 144A
Seasoned Credit Risk Transfer Trust Ser. 19-4,
Class M, 4.50%, 2/25/59 W	29,000	26,580
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-HQA2, Class M2, (1 Month US LIBOR
+ 3.10%), 3.86%, 3/25/50	17,000	16,291
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1B, (1 Month US LIBOR + 12.25%),
12.435%, 9/25/28	59,713	73,432
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%),
5.885%, 4/25/28	13,478	14,165
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2B1, (1 Month US LIBOR + 5.50%),
5.685%, 9/25/29	10,000	10,387
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, (1 Month US LIBOR + 4.00%),
4.185%, 5/25/25	2,040	2,091

6	Putnam VT Multi-Asset Absolute Return Fund

MORTGAGE-BACKED
SECURITIES (5.8%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2M2, (1 Month US LIBOR + 3.65%),
3.835%, 9/25/29	$38,152	$38,328
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2M2, (1 Month US LIBOR + 2.80%),
2.985%, 2/25/30	7,350	7,212
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1M2, (1 Month US LIBOR + 2.35%),
2.535%, 1/25/31	9,164	8,977
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1B1, (1 Month US LIBOR
+ 3.25%), 3.435%, 1/25/40	10,000	6,938
WaMu Mortgage Pass-Through Certificates Trust FRB
Ser. 04-AR12, Class A2B, (1 Month US LIBOR
+ 0.92%), 1.088%, 10/25/44	15,296	13,837
		252,495

Total mortgage-backed securities (cost $1,570,225)		$1,446,484

	Expiration
WARRANTS (2.7%)* †	date	Strike price	Warrants	Value

Bank of Jiangsu Co., Ltd.
144A Class A, (China)	9/7/20	$0.00	26,259	$21,072
Bank of Shanghai Co., Ltd.
144A (China)	12/2/20	0.00	49,598	58,263
Foshan Haitian
Flavouring & Food Co., Ltd.
144A (China)	4/12/21	0.00	1,560	27,466
Gree Electric Appliances,
Inc. of Zhuhai 144A
(China)	8/24/20	0.00	12,004	96,108
HLA Corp., Ltd. 144A
(China)	10/8/20	0.00	2,675	2,203
Hundsun Technologies,
Inc. 144A (China)	7/29/21	0.00	3,900	58,456
Kweichow Moutai Co., Ltd
144A Class A, (China)	9/7/20	0.00	506	104,763
Poly Developments and
Holdings Group Co., Ltd.
144A (China)	7/29/21	0.00	29,600	61,918
Sany Heavy Industry Co.,
Ltd. 144A (China)	12/21/20	0.00	36,047	95,708
Seazen Holdings Co.,
Ltd. 144A (China)	5/6/21	0.00	4,100	18,128
Shanghai Pudong
Development Bank Co.,
Ltd. 144A (China)	11/11/20	0.00	20,400	30,547
Shenzhen Mindray
Bio-Medical Electronics
Co., Ltd. 144A (China)	11/11/20	0.00	2,277	98,516
Total warrants (cost $600,153)				$673,148

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.5%)*	Principal amount		Value

Buenos Aires (Province of) unsec. FRN
32.807%, 5/31/22 (Argentina)	ARS	195,000	$2,422
Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10.875%, 1/26/21
(Argentina) (In default) †		$33,333	15,167

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.5%)* cont.	Principal amount	Value

Mexico (Government of) sr. unsec. bonds
5.55%, 1/21/45 (Mexico)	$19,000	$22,391
Uruguay (Oriental Republic of) sr. unsec.
unsub. notes 4.375%, 10/27/27 (Uruguay)	70,000	80,150
Venezuela (Republic of) sr. unsec. notes 7.65%,
4/21/25 (Venezuela) (In default) †	12,000	720
Total foreign government and agency bonds
and notes (cost $126,971)		$120,850

ASSET-BACKED SECURITIES (0.4%)*	Principal amount	Value

Mello Warehouse Securitization Trust 144A FRB
Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
0.985%, 6/25/52	$29,000	$28,710
Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 0.83%), 1.01%, 3/26/21	25,000	25,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR
+ 0.75%), 0.935%, 10/24/20	27,000	27,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR
+ 0.70%), 0.885%, 9/24/20	28,000	28,000
Total asset-backed securities (cost $109,000)		$108,710

CORPORATE BONDS AND NOTES (0.4%)*	Principal amount	Value

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	$20,000	$22,754
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 8.75%, 5/23/26
(Brazil)	10,000	11,800
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	21,000	22,444
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.125%, 1/17/22
(Brazil)	12,000	12,525
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.999%, 1/27/28
(Brazil)	10,000	10,463
Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5.375%, 4/12/27
(Venezuela) (In default) †	26,000	624
Petroleos Mexicanos company guaranty sr. unsec.
notes 6.375%, 1/23/45 (Mexico)	10,000	7,460
Total corporate bonds and notes (cost $92,639)		$88,070

PREFERRED STOCKS (0.1%)*	Shares	Value

Telefonica Brasil SA $0.00
(Preference shares) (Brazil)	2,500	$22,080
Total preferred stocks (cost $33,443)		$22,080

PURCHASED SWAP OPTIONS OUTSTANDING (—%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclays Bank PLC
(0.353)/3 month USD-
LIBOR-BBA/Aug-25
(United Kingdom)	Aug-20/0.353	$1,438,900	$3,324
Total purchased swap options outstanding (cost $7,505)			$3,324

Putnam VT Multi-Asset Absolute Return Fund	7

PURCHASED OPTIONS
OUTSTANDING (0.8%)*	Expiration	Notional		Contract
Counterparty	date/strike price	amount		amount	Value

Bank of America N. A.
EUR/USD (Call)	Nov-20/$1.16	$516,080	EUR	459,350	$4,297
EUR/USD (Call)	Sep-20/1.17	509,507	EUR	453,500	1,389
SPDR S&P 500 ETF
Trust (Put)	May-21/235.00	673,458		$2,184	21,782
SPDR S&P 500 ETF
Trust (Put)	Apr-21/225.00	635,222		2,060	15,866
USD/JPY (Put)	Nov-20/JPY 105.00	386,200		386,200	4,135
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.17	509,507	EUR	453,500	1,389

Citibank, N.A.
SPDR S&P 500 ETF
Trust (Put)	Feb-21/290.00	749,932		$2,432	48,006
SPDR S&P 500 ETF
Trust (Put)	Jan-21/290.00	739,447		2,398	43,603

Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	775,215	EUR	690,000	3,085

Goldman Sachs International
AUD/USD (Put)	Jul-20/$0.62	419,581	AUD	608,000	2
EUR/USD (Call)	Nov-20/1.16	516,080	EUR	459,350	4,297
USD/JPY (Put)	Nov-20/JPY 105.00	386,200		$386,200	4,135

JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF
Trust (Put)	Jun-21/$250.00	667,599		2,165	29,522
SPDR S&P 500 ETF
Trust (Put)	Mar-21/195.00	725,879		2,354	8,780

UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.90	396,652	EUR	353,050	5,211
Total purchased options outstanding (cost $222,531)				$195,499

	Principal amount/
SHORT-TERM INVESTMENTS (57.3%)*	shares	Value

Putnam Cash Collateral Pool, LLC 0.27% [d]	Shares 433,250	$433,250
Putnam Short Term Investment
Fund 0.41% L	Shares 5,565,849	5,565,849
Interest in $352,023,000 joint tri-party
repurchase agreement dated 6/30/2020 with
Citigroup Global Markets, Inc. due 7/1/2020 —
maturity value of $3,415,009 for an effective
yield of 0.090% (collateralized by various
mortgage backed securities and a U.S. Treasury
note with coupon rates ranging from 2.500%
to 5.000% and due dates ranging from 7/15/2021
to 12/1/2049, valued at $359,063,473)	$3,415,001	3,415,001
Alpine Securitization, LLC asset backed
commercial paper 0.300%, 10/15/20	250,000	249,784
CRC Funding, LLC asset backed commercial paper
1.254%, 7/8/20	250,000	249,995
Federal Home Loan Banks unsec. discount
notes commercial paper 0.120%, 9/9/20	250,000	249,932
ING (U.S.) Funding, LLC commercial paper 1.254%,
7/6/20	250,000	249,993
Matchpoint Finance PLC asset backed commercial
paper 1.355%, 7/7/20	250,000	249,995
Old Line Funding, LLC asset backed commercial
paper 0.300%, 10/29/20	250,000	250,000
U.S. Treasury Bills 0.310%, 7/23/20 #	353,000	352,973
U.S. Treasury Bills 0.015%, 9/3/20 # §	379,000	378,904
U.S. Treasury Bills 0.129%, 8/25/20 # ∆ §	1,097,000	1,096,765

SHORT-TERM INVESTMENTS (57.3%)* cont.	Principal amount	Value

U.S. Treasury Bills 0.014%, 9/24/20 # ∆ §	$173,000	$172,941
U.S. Treasury Bills 0.011%, 9/10/20 # ∆	152,001	151,960
U.S. Treasury Bills 0.161%, 7/9/20 ∆	489,000	488,988
U.S. Treasury Bills 0.102%, 8/11/20 ∆	181,001	180,973
U.S. Treasury Bills 0.079%, 7/21/20 ∆	171,001	170,987
U.S. Treasury Bills zero %, 8/13/20	211,000	210,965
U.S. Treasury Bills 0.110%, 8/6/20	80,000	79,991
U.S. Treasury Bills zero %, 8/20/20	48,999	48,990
U.S. Treasury Bills 0.106%, 7/14/20	13,000	13,000
Total short-term investments (cost $14,261,056)		$14,261,236

Total investments (cost $30,072,839)		$31,003,675

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign
securities on deposit with a custodian bank
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2020 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $24,909,286.

††† The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $604,872 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

8	Putnam VT Multi-Asset Absolute Return Fund

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $645,903 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $200,949 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $9,143,710 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $5,605,059) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/15/20	$26,986	$24,926	$2,060
	Canadian Dollar	Sell	7/15/20	76,682	72,950	(3,732)
	Euro	Buy	9/16/20	40,514	40,411	103
	Hong Kong Dollar	Sell	8/19/20	72,520	72,447	(73)
	Japanese Yen	Sell	8/19/20	111,510	112,122	612
	New Taiwan Dollar	Buy	8/19/20	88	397	(309)
	New Zealand Dollar	Buy	7/15/20	36,139	33,571	2,568
	Norwegian Krone	Sell	9/16/20	17,106	17,073	(33)
Barclays Bank PLC
	British Pound	Buy	9/16/20	3,967	4,030	(63)
	Canadian Dollar	Sell	7/15/20	14,069	13,636	(433)
	Euro	Sell	9/16/20	186,363	185,975	(388)
	Indonesian Rupiah	Buy	8/19/20	66,561	62,675	3,886
	Indonesian Rupiah	Sell	8/19/20	64,661	65,031	370
	Japanese Yen	Buy	8/19/20	93,693	94,232	(539)
	New Zealand Dollar	Buy	7/15/20	56,919	52,880	4,039
	Norwegian Krone	Buy	9/16/20	122,442	126,118	(3,676)
	Polish Zloty	Buy	9/16/20	1,390	1,494	(104)
	Swedish Krona	Sell	9/16/20	64,514	64,237	(277)
Citibank, N.A.
	British Pound	Sell	9/16/20	40,289	40,689	400
	Canadian Dollar	Sell	7/15/20	18,047	17,482	(565)
	Euro	Buy	9/16/20	39,726	39,635	91
	Japanese Yen	Buy	8/19/20	16,381	16,440	(59)
	New Zealand Dollar	Sell	7/15/20	54,273	50,405	(3,868)
	Norwegian Krone	Sell	9/16/20	17,106	17,080	(26)
	Swedish Krona	Sell	9/16/20	24,749	24,613	(136)
	Swiss Franc	Sell	9/16/20	2,433	2,399	(34)
Credit Suisse International
	Australian Dollar	Buy	7/15/20	36,923	32,798	4,125
	Australian Dollar	Sell	7/15/20	37,682	32,733	(4,949)
	British Pound	Sell	9/16/20	14,876	15,114	238
	Canadian Dollar	Sell	7/15/20	33,958	32,677	(1,281)
	Euro	Sell	9/16/20	50,755	50,623	(132)
	New Zealand Dollar	Buy	7/15/20	1,226	1,194	32

Putnam VT Multi-Asset Absolute Return Fund	9

FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $5,605,059) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Goldman Sachs International
	Australian Dollar	Buy	7/15/20	$8,558	$8,506	$52
	British Pound	Buy	9/16/20	37,065	37,655	(590)
	Canadian Dollar	Buy	7/15/20	45,965	44,560	1,405
	Euro	Sell	9/16/20	36,912	36,808	(104)
	Japanese Yen	Sell	8/19/20	33,305	33,466	161
	New Zealand Dollar	Sell	7/15/20	50,207	46,571	(3,636)
	Norwegian Krone	Buy	9/16/20	41,662	42,237	(575)
	Russian Ruble	Sell	9/16/20	1,284	3,414	2,130
	Swedish Krona	Buy	9/16/20	68,864	68,748	116
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/15/20	121,950	114,182	7,768
	British Pound	Sell	9/16/20	11,529	11,712	183
	Canadian Dollar	Buy	7/15/20	95,982	96,501	(519)
	Euro	Buy	9/16/20	44,227	44,230	(3)
	Hong Kong Dollar	Sell	8/19/20	161,924	161,790	(134)
	Indian Rupee	Buy	8/19/20	64,048	63,560	488
	Indian Rupee	Sell	8/19/20	63,957	63,766	(191)
	Japanese Yen	Buy	8/19/20	78,342	78,701	(359)
	New Zealand Dollar	Buy	7/15/20	5,292	5,419	(127)
	Norwegian Krone	Sell	9/16/20	34,201	34,154	(47)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/15/20	6,763	8,221	(1,458)
	British Pound	Buy	9/16/20	8,430	9,029	(599)
	Canadian Dollar	Sell	7/15/20	45,523	44,414	(1,109)
	Euro	Sell	9/16/20	125,705	125,360	(345)
	Japanese Yen	Sell	8/19/20	9,484	9,523	39
	New Zealand Dollar	Sell	7/15/20	3,420	3,178	(242)
	Singapore Dollar	Buy	8/19/20	129,822	129,352	470
	Singapore Dollar	Sell	8/19/20	130,970	128,097	(2,873)
	Swedish Krona	Buy	9/16/20	17,197	17,192	5
	Swiss Franc	Sell	9/16/20	13,329	12,941	(388)
NatWest Markets PLC
	British Pound	Buy	9/16/20	16,487	16,752	(265)
	Canadian Dollar	Buy	7/15/20	14,438	13,794	644
	Euro	Sell	9/16/20	79,564	79,367	(197)
	New Zealand Dollar	Buy	7/15/20	26,395	24,709	1,686
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/20	41,203	44,951	(3,748)
	British Pound	Sell	9/16/20	170,948	173,262	2,314
	Canadian Dollar	Sell	7/15/20	350,043	340,915	(9,128)
	Euro	Sell	9/16/20	171,057	170,000	(1,057)
	Hong Kong Dollar	Sell	8/19/20	273,967	273,684	(283)
	Japanese Yen	Sell	8/19/20	142,682	143,063	381
	New Zealand Dollar	Buy	7/15/20	124,937	117,285	7,652
	Norwegian Krone	Sell	9/16/20	16,326	16,482	156
	Swedish Krona	Buy	9/16/20	118,909	119,049	(140)
	Swiss Franc	Buy	9/16/20	16,396	16,293	103
Toronto-Dominion Bank
	Australian Dollar	Buy	7/15/20	53,004	48,861	4,143
	British Pound	Buy	9/16/20	9,669	9,823	(154)
	Canadian Dollar	Sell	7/15/20	125,741	123,723	(2,018)
	Euro	Sell	9/16/20	70,224	70,022	(202)

10	Putnam VT Multi-Asset Absolute Return Fund

FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $5,605,059) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Toronto-Dominion Bank cont.
	Hong Kong Dollar	Sell	8/19/20	$36,234	$36,197	$(37)
	New Zealand Dollar	Buy	7/15/20	17,424	16,190	1,234
	New Zealand Dollar	Sell	7/15/20	17,166	17,038	(128)
UBS AG
	Australian Dollar	Sell	7/15/20	89,720	81,672	(8,048)
	British Pound	Sell	9/16/20	49,338	50,140	802
	Canadian Dollar	Buy	7/15/20	15,469	15,740	(271)
	Euro	Sell	9/16/20	40,289	40,206	(83)
	Hong Kong Dollar	Sell	8/19/20	72,520	72,447	(73)
	Japanese Yen	Buy	8/19/20	127,947	128,835	(888)
	New Zealand Dollar	Buy	7/15/20	183,339	174,432	8,907
	Norwegian Krone	Sell	9/16/20	68,423	67,700	(723)
	Swedish Krona	Buy	9/16/20	69,047	68,739	308
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/20	56,109	49,784	6,325
	British Pound	Sell	9/16/20	15,620	15,843	223
	Canadian Dollar	Sell	7/15/20	27,034	26,722	(312)
	Euro	Sell	9/16/20	450	344	(106)
	Japanese Yen	Sell	8/19/20	22,263	22,373	110
	New Zealand Dollar	Buy	7/15/20	18,714	17,248	1,466
Unrealized appreciation						67,795
Unrealized (depreciation)						(61,837)
Total						$5,958

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES
CONTRACTS
OUTSTANDING	Number				Unrealized
at 6/30/20	of	Notional		Expiration	appreciation/
(Unaudited)	contracts	amount	Value	date	(depreciation)
MSCI EAFE Index
(Short)	2	$178,058	$177,840	Sep-20	$(1,576)
S&P 500 Index
E-Mini (Short)	21	3,255,305	3,244,710	Sep-20	(87,352)
U.S. Treasury
Note 2 yr (Short)	23	5,079,047	5,079,047	Sep-20	(716)
U.S. Treasury
Note 10 yr (Long)	129	17,953,172	17,953,172	Sep-20	25,943
U.S. Treasury
Note Ultra 10 yr
(Long)	4	629,938	629,938	Sep-20	1,554
Unrealized appreciation					27,497
Unrealized (depreciation)					(89,644)
Total					$(62,147)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/20 (premiums $7,493)
(Unaudited)
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/ Floating rate	Expiration	Contract
index/Maturity date	date/strike	amount	Value
Barclays Bank PLC
(0.353)/3 month
USD-LIBOR-BBA/Aug-25	Aug-20/0.353	$1,438,900	$4,662
Total			$4,662

WRITTEN OPTIONS OUTSTANDING at 6/30/20 (premiums $12,858) (Unaudited)
	Expiration	Notional		Contract
Counterparty	date/strike price	Amount		amount	Value
Bank of America N.A.
EUR/USD (Call)	Sep-20/$1.19	$509,507	EUR	453,500	$535
EUR/USD (Call)	Nov-20/1.20	516,080	EUR	459,350	1,543
USD/JPY (Put)	Nov-20/JPY 100.00	386,200		$386,200	1,644
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.19	509,507	EUR	453,500	535
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	775,215	EUR	690,000	1,675
Goldman Sachs International
EUR/USD (Call)	Nov-20/$1.20	516,080	EUR	459,350	1,544
USD/JPY (Put)	Nov-20/JPY 100.00	386,200		$386,200	1,644
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.94	396,652	EUR	353,050	553
Total					$9,673

Putnam VT Multi-Asset Absolute Return Fund	11

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)
Bank of America N.A.
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	$4,900	$(638)	$121
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	3,700	(84)	(22)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275	4,900	(638)	(43)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075	3,700	(1,740)	(338)
Goldman Sachs International
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	365
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,700	(215)	(165)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	3,212
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	8,600	(1,201)	(1,155)
Unrealized appreciation				3,698
Unrealized (depreciation)				(1,723)
Total				$1,975

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$738,000	$246	$(3)	6/4/22	3 month USD-LIBOR-BBA —	0.242% — Semiannually	$194
				Quarterly
1,438,900	1,376 E	(14)	8/17/25	3 month USD-LIBOR-BBA —	0.353% — Semiannually	1,362
				Quarterly
266,000	432	(2)	6/4/25	3 month USD-LIBOR-BBA —	0.3535% — Semiannually	434
				Quarterly
90,000	335	(1)	5/11/25	3 month USD-LIBOR-BBA —	0.39537% —	327
				Quarterly	Semiannually
90,000	340	(1)	5/11/25	3 month USD-LIBOR-BBA —	0.39637% —	331
				Quarterly	Semiannually
90,000	351	(1)	5/11/25	3 month USD-LIBOR-BBA —	0.399% — Semiannually	343
				Quarterly
90,000	355	(1)	5/11/25	3 month USD-LIBOR-BBA —	0.3998% — Semiannually	347
				Quarterly
60,000	211	(76)	6/17/22	3 month USD-LIBOR-BBA —	0.40% — Semiannually	137
				Quarterly
90,000	360	(1)	5/11/25	3 month USD-LIBOR-BBA —	0.401% — Semiannually	352
				Quarterly
90,000	363	(1)	5/11/25	3 month USD-LIBOR-BBA —	0.4016% — Semiannually	355
				Quarterly
90,000	371	(1)	5/11/25	3 month USD-LIBOR-BBA —	0.4035% — Semiannually	364
				Quarterly
163,000	1,053	(1)	6/11/25	3 month USD-LIBOR-BBA —	0.452% — Semiannually	1,065
				Quarterly
46,000	147	(1)	4/24/30	3 month USD-LIBOR-BBA —	0.664% — Semiannually	114
				Quarterly
46,000	161	(1)	4/24/30	3 month USD-LIBOR-BBA —	0.66726% —	129
				Quarterly	Semiannually
57,000	190	(1)	6/15/30	3 month USD-LIBOR-BBA —	0.6675% — Semiannually	198
				Quarterly
57,000	195	(1)	6/15/30	3 month USD-LIBOR-BBA —	0.66833% —	203
				Quarterly	Semiannually
57,000	196	(1)	6/15/30	3 month USD-LIBOR-BBA —	0.6685% — Semiannually	204
				Quarterly
50,600	297	(1)	4/22/30	3 month USD-LIBOR-BBA —	0.6915% — Semiannually	255
				Quarterly
90,500	765	(1)	5/21/30	3 month USD-LIBOR-BBA —	0.71729% —	797
				Quarterly	Semiannually
90,500	767	(1)	5/21/30	3 month USD-LIBOR-BBA —	0.7176% — Semiannually	800
				Quarterly

12	Putnam VT Multi-Asset Absolute Return Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
	$672,000	$14,336	$(9,368)	6/17/30	3 month USD-LIBOR-BBA —	0.85% — Semiannually	$5,112
					Quarterly
	121,000	589	(911)	6/17/50	3 month USD-LIBOR-BBA —	0.90% — Semiannually	(1,472)
					Quarterly
	8,600	287 E	—	1/27/47	3 month USD-LIBOR-BBA —	1.27% — Semiannually	287
					Quarterly
	4,900	334 E	—	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	334
					Quarterly
	3,000	1,876	—	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	1,888
					Quarterly
	266,000	439	(2)	6/4/25	0.354% — Semiannually	3 month USD-LIBOR-	(445)
						BBA — Quarterly
	86,000	302	102	6/17/22	0.40% — Semiannually	3 month USD-LIBOR-	(203)
						BBA — Quarterly
	198,000	2,225	(2)	4/16/25	0.553% — Semiannually	3 month USD-LIBOR-	(1,963)
						BBA — Quarterly
	70,000	287	(1)	5/12/30	0.5884% — Semiannually	3 month USD-LIBOR-	272
						BBA — Quarterly
	70,000	225	(1)	5/12/30	0.5975% — Semiannually	3 month USD-LIBOR-	209
						BBA — Quarterly
	118,000	205	(2)	4/29/30	0.649% — Semiannually	3 month USD-LIBOR-	(165)
						BBA — Quarterly
	1,859,000	30,257	16,688	6/17/25	0.65% — Semiannually	3 month USD-LIBOR-	(13,938)
						BBA — Quarterly
	95,000	322	(1)	6/2/30	0.667% — Semiannually	3 month USD-LIBOR-	(348)
						BBA — Quarterly
	40,000	167	(1)	5/14/30	0.6732% — Semiannually	3 month USD-LIBOR-	(180)
						BBA — Quarterly
	74,500	326	(1)	4/24/30	0.67619% — Semiannually	3 month USD-LIBOR-	(277)
						BBA — Quarterly
	74,500	339	(1)	4/24/30	0.678% — Semiannually	3 month USD-LIBOR-	(290)
						BBA — Quarterly
	137,000	673	(2)	4/20/30	0.6814% — Semiannually	3 month USD-LIBOR-	(547)
						BBA — Quarterly
	131,000	1,149	(2)	6/19/30	0.723% — Semiannually	3 month USD-LIBOR-	(1,169)
						BBA — Quarterly
	117,000	1,095	1,168	4/22/30	0.7275% — Semiannually	3 month USD-LIBOR-	160
						BBA — Quarterly
	71,000	2,204	(2)	5/4/50	0.805% — Semiannually	3 month USD-LIBOR-	2,175
						BBA — Quarterly
	196,000	4,474	(3)	6/9/30	0.865% — Semiannually	3 month USD-LIBOR-	(4,543)
						BBA — Quarterly
	48,000	1,229	825	4/22/30	0.895% — Semiannually	3 month USD-LIBOR-	(384)
						BBA — Quarterly
	92,000	2,384	(1)	6/10/30	0.8963% — Semiannually	3 month USD-LIBOR-	(2,417)
						BBA — Quarterly
	43,500	523	(1)	5/21/50	0.962% — Semiannually	3 month USD-LIBOR-	(552)
						BBA — Quarterly
	700	24 E	—	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-	(24)
						BBA — Quarterly
	4,300	642 E	—	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(642)
						BBA — Quarterly
	400	145 E	—	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	(145)
						BBA — Quarterly
	1,700	788 E	—	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-	(788)
						BBA — Quarterly
AUD	350,000	2,732 E	(1,879)	9/16/30	6 month AUD-BBR-BBSW —	1.00% — Semiannually	853
					Semiannually
CAD	302,000	2,361 E	(2,852)	9/16/30	3 month CAD-BA-CDOR —	1.150% — Semiannually	(491)
					Semiannually

Putnam VT Multi-Asset Absolute Return Fund	13

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
CHF	77,000	$740 E	$(39)	9/16/30	—	0.20% plus 6 month	$(778)
						CHF-LIBOR-BBA —
						Semiannually
EUR	542,000	7,596 E	4,118	9/16/30	—	0.05% plus 6 month EUR-	(3,476)
						EURIBOR-REUTERS —
						Semiannually
GBP	88,000	964 E	(356)	9/16/30	0.20% — Annually	Sterling Overnight	(1,321)
						Index Average — Annually
NOK	1,515,000	1,248 E	942	9/16/30	1.00% — Annually	6 month NOK-NIBOR-	(306)
						NIBR — Semiannually
NOK	633,000	76 E	(14)	9/16/25	0.70% — Annually	6 month NOK-NIBOR-	(90)
						NIBR — Semiannually
NZD	161,000	1,449 E	209	9/16/30	0.90% — Semiannually	3 month NZD-BBR-FRA —	(1,240)
						Quarterly
SEK	1,793,000	3,683 E	1,762	9/16/30	0.50% — Annually	3 month SEK-STIBOR-	(1,926)
						SIDE — Quarterly
Total			$10,261				$(20,519)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$8,446,763	$8,426,471	$—	6/20/23	(3 month USD-LIBOR-	A basket (MLFCF15)	$(14,241)
				BBA plus 0.10%) —	of common stocks —
				Quarterly	Quarterly*
8,441,806	8,396,954	—	6/20/23	3 month USD-LIBOR-	Russell 1000 Total Return	37,607
				BBA minus 0.07% —	Index — Quarterly
				Quarterly
834	846	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	24
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
834	846	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	24
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Barclays Bank PLC
1,932	1,910	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(4)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
385	390	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	11
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
1,287	1,279	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	8
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
9,127,267	8,884,086	—	6/10/21	(3 month USD-LIBOR-	A basket (CGPUTQL2)	(239,570)
				BBA plus 0.34%) —	of common stocks —
				Quarterly	Quarterly*
22,498	20,998	—	7/5/22	1 month USD-LIBOR-	ACI Worldwide, Inc. —	1,498
				BBA minus 0.35% —	Monthly
				Monthly
246,756	244,479	—	7/5/22	1 month USD-LIBOR-	Advanced Micro Devices —	2,251
				BBA minus 0.35% —	Monthly
				Monthly
100,863	106,667	—	7/5/22	1 month USD-LIBOR-	Axon Enterprise, Inc. —	(5,815)
				BBA minus 0.35% —	Monthly
				Monthly
25,513	25,160	—	7/5/22	1 month USD-LIBOR-	B&G Foods, Inc. — Monthly	(172)
				BBA minus 1.85% —
				Monthly

14	Putnam VT Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$104,858	$99,681	$—	7/5/22	1 month USD-LIBOR-	Bausch Health Cos, Inc. —	$5,189
				BBA minus 0.35% —	Monthly
				Monthly
27,619	25,669	—	7/5/22	1 month USD-LIBOR-	Bruker Corp — Monthly	1,922
				BBA minus 0.35% —
				Monthly
44,477	41,605	—	7/5/22	1 month USD-LIBOR-	Cimpress, PLC — Monthly	2,868
				BBA minus 0.35% —
				Monthly
311,835	331,466	—	7/5/22	1 month USD-LIBOR-	Citrix Systems, Inc. —	(20,448)
				BBA minus 0.35% —	Monthly
				Monthly
11,657	11,292	—	7/5/22	1 month USD-LIBOR-	Cooper Tire & Rubber	401
				BBA minus 0.35% —	Co. — Monthly
				Monthly
9,901	7,804	—	7/5/22	1 month USD-LIBOR-	Ebix, Inc. — Monthly	2,070
				BBA minus 1.25% —
				Monthly
25,203	24,959	—	7/5/22	1 month USD-LIBOR-	Edgewell Personal Care —	241
				BBA minus 0.35% —	Monthly
				Monthly
145,635	131,531	—	7/5/22	1 month USD-LIBOR-	Elanco Animal Health,	14,088
				BBA minus 0.35% —	Inc. — Monthly
				Monthly
58,606	58,080	—	7/5/22	1 month USD-LIBOR-	Energizer Holdings, Inc. —	153
				BBA minus 0.35% —	Monthly
				Monthly
168,367	188,031	—	7/5/22	1 month USD-LIBOR-	Everbridge, Inc. — Monthly	(19,682)
				BBA minus 0.35% —
				Monthly
140,011	134,888	—	7/5/22	1 month USD-LIBOR-	First Solar Inc. — Monthly	5,108
				BBA minus 0.35% —
				Monthly
99,254	102,758	—	7/5/22	1 month USD-LIBOR-	Guidewire Software, Inc. —	(3,514)
				BBA minus 0.35% —	Monthly
				Monthly
49,217	43,094	—	7/5/22	1 month USD-LIBOR-	Hanesbrands, Inc. —	6,118
				BBA minus 0.35% —	Monthly
				Monthly
71,041	73,617	—	7/5/22	1 month USD-LIBOR-	ICON PLC — Monthly	(2,583)
				BBA minus 0.35% —
				Monthly
240,795	251,838	—	7/5/22	1 month USD-LIBOR-	Illumina, Inc. — Monthly	(11,068)
				BBA minus 0.35% —
				Monthly
342,376	341,695	—	9/18/20	3 month USD-LIBOR-	MSCI Daily TR NET	707
				BBA — Quarterly	Emerging Markets USD —
					Quarterly
746,916	745,430	—	3/19/21	3 month USD-LIBOR-	MSCI Emerging Markets TR	1,436
				BBA minus 0.60% —	Net USD — Quarterly
				Quarterly
66,610	57,296	—	7/5/22	1 month USD-LIBOR-	Oshkosh Corp. — Monthly	9,308
				BBA minus 0.35% —
				Monthly
62,540	58,854	—	7/5/22	1 month USD-LIBOR-	PerkinElmer, Inc. —	3,680
				BBA minus 0.35% —	Monthly
				Monthly
40,087	34,439	—	7/5/22	1 month USD-LIBOR-	Pluralsight Inc. — Monthly	5,644
				BBA minus 0.35% —
				Monthly

Putnam VT Multi-Asset Absolute Return Fund	15

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Citibank, N.A. cont.
$32,745	$30,048	$—	7/5/22	1 month USD-LIBOR-	Prestige Brands Holdings,	$2,694
				BBA minus 0.35% —	Inc. — Monthly
				Monthly
35,384	33,911	—	7/5/22	1 month USD-LIBOR-	Qualys, Inc. — Monthly	1,470
				BBA minus 0.35% —
				Monthly
80,880	74,851	—	7/5/22	1 month USD-LIBOR-	Quanta Services, Inc. —	5,925
				BBA minus 0.35% —	Monthly
				Monthly
154,990	147,271	—	7/5/22	1 month USD-LIBOR-	Quintiles IMS Holdings,	7,703
				BBA minus 0.35% —	Inc. — Monthly
				Monthly
130,324	105,517	—	7/5/22	1 month USD-LIBOR-	Ralph Lauren Corp. —	24,794
				BBA minus 0.35% —	Monthly
				Monthly
328,690	332,282	—	7/5/22	1 month USD-LIBOR-	Restoration Hardware	(3,555)
				BBA minus 0.65% —	Holdings, Inc. — Monthly
				Monthly
4,652,096	4,520,661	—	6/10/21	3 month USD-LIBOR-	Russell 1000 Total Return	131,947
				BBA minus 0.11% —	Index — Quarterly
				Quarterly
67,772	59,873	—	7/5/22	1 month USD-LIBOR-	Skechers USA, Inc.-Cl A —	7,892
				BBA minus 0.35% —	Monthly
				Monthly
31,320	25,491	—	7/5/22	1 month USD-LIBOR-	Sterling BANCORP/ DE —	5,826
				BBA minus 0.35% —	Monthly
				Monthly
535	542	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	15
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
203,702	248,356	—	7/5/22	1 month USD-LIBOR-	Tesla, Inc. — Monthly	(44,676)
				BBA minus 1.30% —
				Monthly
31,402	25,363	—	7/5/22	1 month USD-LIBOR-	Triumph Group, Inc. —	6,035
				BBA minus 0.35% —	Monthly
				Monthly
Credit Suisse International
3,608,002	3,656,044	—	2/12/21	1 month USD-LIBOR-	MSCI Emerging Markets TR	(47,726)
				BBA plus 0.02% —	Net USD — Monthly
				Monthly
4,654	4,601	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	9
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
2,203	2,172	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	2
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
395	391	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	1
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
4,933	4,892	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	37
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
2,289	2,270	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	17
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
2,588	2,624	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(73)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

16	Putnam VT Multi-Asset Absolute Return Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International
$7,671,137	$7,564,761	$—	12/15/25	(1 month USD-LIBOR-	A basket (GSGLPWDL)	$(105,703)
				BBA plus 0.50%) —	of common stocks —
				Monthly	Monthly*
6,818,037	6,889,910	—	12/15/25	1 month USD-LIBOR-	A basket (GSGLPW2S)	(85,221)
				BBA minus 0.15% —	of common stocks —
				Monthly	Monthly*
141,758	143,646	—	12/14/20	1 month USD-LIBOR-	MSCI Emerging Markets TR	(1,855)
				BBA plus 0.25% —	Net USD — Monthly
				Monthly
37,070	37,637	—	12/15/25	1 month USD-LIBOR-	Open Text Corp. — Monthly	(724)
				BBA minus 0.35% —
				Monthly
3,117	3,082	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(6)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
2,545	2,501	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	10
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
2,289	2,270	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	17
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
45,522	45,366	—	12/15/25	1 month USD-LIBOR-	AGCO Corp. — Monthly	153
				BBA minus 0.35% —
				Monthly
32,980	30,285	—	12/15/25	1 month USD-LIBOR-	Ormat Technologies —	2,693
				BBA minus 0.35% —	Monthly
				Monthly
597,532	600,840	—	12/15/25	(1 month USD-LIBOR-	A basket (GSGLPHCL)	3,291
				BBA plus 0.35%) —	of common stocks —
				Monthly	Monthly*
191,468	196,602	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility	5,095
					Carry US Enhanced 3x
					Excess Return Strategy —
					Monthly ††
207,527	197,997	—	12/15/25	1 month USD-LIBOR-	Seagate Technology PLC —	6,859
				BBA minus 0.35% —	Monthly
				Monthly
91,164	99,168	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility	7,992
					of Volatility Carry Excess
					Return Strategy —
					Monthly †
619,563	637,349	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility	17,662
					Carry US Series 85
					Excess Return Strategy —
					Monthly ††
273,640	293,759	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility	20,082
					of Volatility Carry Series 69
					Excess Return Strategy —
					Monthly †
789,614	811,837	—	12/15/20	(0.20%) — Monthly	Goldman Sachs Cross	22,153
					Asset Trend Series 27
					Excess Return Strategy —
					Monthly †††
6,762,919	6,859,416	—	12/15/25	(1 month USD-LIBOR-	A basket (GSGLPW2L)	107,640
				BBA plus 0.45%) —	of common stocks —
				Monthly	Monthly*
7,687,427	7,501,665	—	12/15/25	1 month USD-LIBOR-	A basket (GSGLPWDS)	177,896
				BBA minus 0.15% —	of common stocks —
				Monthly	Monthly*

Putnam VT Multi-Asset Absolute Return Fund	17

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Chase Bank N.A.
$3,493,055	$3,471,335	$—	6/7/21	(1 month USD-LIBOR-	A basket (JPCMPTFL)	$(21,664)
				BBA plus 0.35%) —	of common stocks —
				Monthly	Monthly*
JPMorgan Securities LLC
2,853	2,830	—	1/12/45	(4.00%) 1 month USD-	Synthetic TRS Index	(21)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
6,657	6,603	—	1/12/45	(4.00%) 1 month USD-	Synthetic TRS Index	(50)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
UBS AG
9,191,907	9,125,498	—	5/20/23	(1 month USD-LIBOR-	A basket (UBSPUSER)	(65,792)
				BBA plus 0.35%) —	of common stocks —
				Monthly	Monthly*
280,123	308,738	—	2/12/21	(3 month USD-LIBOR-	MSCI Daily TR Net	28,042
				BBA plus 1.10%) —	Emerging Markets India —
				Quarterly	Quarterly
1,945,425	1,942,796	—	8/20/20	1 month USD-LIBOR-	MSCI Daily TR Net	2,663
				BBA minus 0.12% —	Emerging Markets USD —
				Monthly	Monthly
9,119,079	9,070,185	—	5/22/23	1 month USD-LIBOR-	S&P 500 Total Return 4 Jan	49,577
				BBA plus 0.20% —	1988 Index — Monthly
				Monthly
Upfront premium received		—		Unrealized appreciation		746,548
Upfront premium (paid)		—		Unrealized (depreciation)		(694,163)
Total		$—		Total		$52,385

† Replicates exposure to the difference between the implied and the realized volatility risk premium in the CBOE Volatility Index option market, with a delta hedge overlay.

†† Replicates exposure to the difference between the implied and the realized volatility risk premium on the S&P500 Index, with a delta hedge overlay.

††† Provides synthetic exposure to assets in several asset classes (equity, credit, foreign exchange and interest rates). The Strategy is calculated on an “excess return” basis and does not include any synthetic interest rate return on a notional cash amount.

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF15) OF COMMON STOCKS

				Percentage
Common stocks	Sector	Shares	Value	value
Apple, Inc.	Technology	1,402	$511,448	6.07%
Amazon.com, Inc.	Consumer cyclicals	174	479,578	5.69%
Alphabet, Inc. Class A	Technology	236	334,417	3.97%
Microsoft Corp.	Technology	1,545	314,454	3.73%
Adobe, Inc.	Technology	466	202,641	2.40%
JPMorgan Chase & Co.	Financials	1,921	180,711	2.14%
Procter & Gamble Co. (The)	Consumer staples	1,489	178,003	2.11%
Cisco Systems, Inc.	Technology	3,749	174,841	2.07%
Verizon Communications, Inc.	Communication services	3,162	174,347	2.07%
Qualcomm, Inc.	Technology	1,838	167,613	1.99%
eBay, Inc.	Technology	2,941	154,230	1.83%
Chevron Corp.	Energy	1,574	140,492	1.67%
Intuit, Inc.	Technology	433	128,384	1.52%
Lockheed Martin Corp.	Capital goods	348	126,961	1.51%
Citigroup, Inc.	Financials	2,378	121,510	1.44%
Coca-Cola Co. (The)	Consumer staples	2,639	117,895	1.40%
Johnson & Johnson	Health care	806	113,297	1.34%
Medtronic PLC	Health care	1,134	104,020	1.23%
PepsiCo, Inc.	Consumer staples	772	102,131	1.21%
Amgen, Inc.	Health care	413	97,504	1.16%
DocuSign, Inc.	Technology	532	91,532	1.09%
Merck & Co., Inc.	Health care	1,143	88,409	1.05%

18	Putnam VT Multi-Asset Absolute Return Fund

A BASKET (MLFCF15) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Comcast Corp. Class A	Communication services	2,211	$86,175	1.02%
Activision Blizzard, Inc.	Technology	1,106	83,983	1.00%
ServiceNow, Inc.	Technology	205	82,910	0.98%
Honeywell International, Inc.	Capital goods	550	79,592	0.94%
Abbott Laboratories	Health care	832	76,104	0.90%
Northrop Grumman Corp.	Capital goods	243	74,683	0.89%
MetLife, Inc.	Financials	2,044	74,633	0.89%
Starbucks Corp.	Consumer staples	1,007	74,128	0.88%
Veeva Systems, Inc. Class A	Technology	315	73,924	0.88%
Otis Worldwide Corp.	Capital goods	1,260	71,659	0.85%
Humana, Inc.	Health care	175	67,973	0.81%
Booking Holdings, Inc.	Consumer cyclicals	41	66,019	0.78%
Allstate Corp. (The)	Financials	651	63,180	0.75%
Xilinx, Inc.	Technology	633	62,273	0.74%
Eli Lilly and Co.	Health care	362	59,457	0.71%
Waste Management, Inc.	Capital goods	544	57,590	0.68%
Crown Castle International Corp.	Communication services	342	57,248	0.68%
Morgan Stanley	Financials	1,168	56,404	0.67%
Okta, Inc.	Technology	281	56,336	0.67%
American Electric Power Co., Inc.	Utilities and power	703	55,996	0.66%
Edwards Lifesciences Corp.	Health care	769	53,136	0.63%
Cummins, Inc.	Capital goods	303	52,512	0.62%
NVIDIA Corp.	Technology	137	52,140	0.62%
Exelon Corp.	Utilities and power	1,351	49,010	0.58%
Clorox Co. (The)	Consumer cyclicals	221	48,399	0.57%
Danaher Corp.	Conglomerates	272	48,077	0.57%
Equinix, Inc.	Communication services	68	47,733	0.57%
AT&T, Inc.	Communication services	1,571	47,496	0.56%

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Amazon.com, Inc.	Consumer cyclicals	183	$505,171	5.69%
Apple, Inc.	Technology	1,083	394,932	4.45%
Microsoft Corp.	Technology	1,692	344,401	3.88%
Alphabet, Inc. Class A	Technology	215	304,500	3.43%
Adobe, Inc.	Technology	496	215,730	2.43%
Verizon Communications, Inc.	Communication services	3,662	201,903	2.27%
JPMorgan Chase & Co.	Financials	1,878	176,649	1.99%
Texas Instruments, Inc.	Technology	1,331	169,018	1.90%
Intuit, Inc.	Technology	549	162,568	1.83%
Medtronic PLC	Health care	1,732	158,850	1.79%
Fidelity National Information Services, Inc.	Technology	1,161	155,684	1.75%
Mondelez International, Inc. Class A	Consumer staples	2,992	152,989	1.72%
Lockheed Martin Corp.	Capital goods	413	150,729	1.70%
Honeywell International, Inc.	Capital goods	1,039	150,205	1.69%
Goldman Sachs Group, Inc. (The)	Financials	729	143,996	1.62%
Veeva Systems, Inc. Class A	Technology	574	134,512	1.51%
eBay, Inc.	Technology	2,538	133,128	1.50%
Clorox Co. (The)	Consumer cyclicals	576	126,352	1.42%
Johnson & Johnson	Health care	858	120,710	1.36%
Intercontinental Exchange, Inc.	Financials	1,312	120,186	1.35%
Allstate Corp. (The)	Financials	1,211	117,448	1.32%
Waste Management, Inc.	Capital goods	1,096	116,025	1.31%
Kinder Morgan, Inc.	Utilities and power	7,271	110,307	1.24%
Cisco Systems, Inc.	Technology	2,303	107,434	1.21%
Starbucks Corp.	Consumer staples	1,426	104,918	1.18%

Putnam VT Multi-Asset Absolute Return Fund	19

A BASKET (CGPUTQL2) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
DTE Energy Co.	Utilities and power	966	$103,855	1.17%
Exelon Corp.	Utilities and power	2,850	103,441	1.16%
U.S. Bancorp	Financials	2,805	103,287	1.16%
Take-Two Interactive Software, Inc.	Technology	732	102,141	1.15%
Cognizant Technology Solutions Corp. Class A	Technology	1,797	102,122	1.15%
NVIDIA Corp.	Technology	267	101,536	1.14%
Baxter International, Inc.	Health care	1,160	99,843	1.12%
Synopsys, Inc.	Technology	492	95,892	1.08%
Leidos Holdings, Inc.	Technology	993	93,044	1.05%
Garmin, Ltd.	Technology	944	92,076	1.04%
Charter Communications, Inc. Class A	Communication services	174	88,838	1.00%
Hershey Co. (The)	Consumer staples	666	86,298	0.97%
Hologic, Inc.	Health care	1,483	84,555	0.95%
Procter & Gamble Co. (The)	Consumer staples	680	81,262	0.91%
Costco Wholesale Corp.	Consumer staples	266	80,799	0.91%
Facebook, Inc. Class A	Technology	332	75,485	0.85%
Exxon Mobil Corp.	Energy	1,643	73,483	0.83%
F5 Networks, Inc.	Technology	524	73,154	0.82%
Merck & Co., Inc.	Health care	930	71,949	0.81%
Dollar General Corp.	Consumer cyclicals	367	69,954	0.79%
PepsiCo, Inc.	Consumer staples	528	69,800	0.79%
Cadence Design Systems, Inc.	Technology	714	68,499	0.77%
Juniper Networks, Inc.	Communication services	2,982	68,173	0.77%
State Street Corp.	Financials	1,061	67,427	0.76%
Electronic Arts, Inc.	Technology	491	64,800	0.73%

A BASKET (GSGLPHCL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Ipsen SA (France)	Health care	243	$20,679	3.44%
Thermo Fisher Scientific, Inc.	Health care	57	20,643	3.44%
IQVIA Holdings, Inc.	Health care	145	20,577	3.42%
Mettler-Toledo International, Inc.	Health care	25	20,522	3.42%
Illumina, Inc.	Health care	55	20,515	3.41%
Merck & Co., Inc.	Health care	264	20,384	3.39%
Merck KGaA (Germany)	Health care	175	20,293	3.38%
Pfizer, Inc.	Health care	620	20,286	3.38%
Zoetis, Inc.	Health care	147	20,172	3.36%
Agilent Technologies, Inc.	Technology	228	20,122	3.35%
PerkinElmer, Inc.	Health care	205	20,102	3.35%
Perrigo Co. PLC	Health care	359	19,852	3.30%
Waters Corp.	Health care	110	19,763	3.29%
GlaxoSmithKline PLC (United Kingdom)	Health care	969	19,604	3.26%
Bayer AG (Germany)	Health care	247	18,256	3.04%
Sanofi (France)	Health care	175	17,812	2.96%
Mylan NV	Health care	1,090	17,530	2.92%
Johnson & Johnson	Health care	122	17,127	2.85%
AbbVie, Inc.	Health care	164	16,076	2.68%
Alexion Pharmaceuticals, Inc.	Health care	141	15,782	2.63%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	225	13,782	2.29%
Galapagos NV (Belgium)	Health care	70	13,720	2.28%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	1,107	13,644	2.27%
Biogen, Inc.	Health care	50	13,338	2.22%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	940	12,985	2.16%
Bristol-Myers Squibb Co.	Health care	213	12,543	2.09%
AstraZeneca PLC (United Kingdom)	Health care	118	12,256	2.04%
Gilead Sciences, Inc.	Health care	157	12,079	2.01%

20	Putnam VT Multi-Asset Absolute Return Fund

A BASKET (GSGLPHCL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
CSL, Ltd. (Australia)	Health care	57	$11,326	1.89%
Amgen, Inc.	Health care	45	10,689	1.78%
Galenica AG (Switzerland)	Health care	64	9,630	1.60%
Sartorius Stedim Biotech (France)	Health care	33	8,354	1.39%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	153	8,218	1.37%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	217	7,734	1.29%
Eli Lilly and Co.	Health care	44	7,234	1.20%
Eisai Co., Ltd. (Japan)	Health care	87	6,926	1.15%
Shionogi & Co., Ltd. (Japan)	Health care	104	6,507	1.08%
H Lundbeck A/S (Denmark)	Health care	135	5,057	0.84%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	158	4,343	0.72%
Astellas Pharma, Inc. (Japan)	Health care	254	4,233	0.70%
UCB SA (Belgium)	Health care	34	3,973	0.66%
Incyte Corp.	Health care	37	3,814	0.63%
Grifols SA (Spain)	Health care	100	3,030	0.50%
Regeneron Pharmaceuticals, Inc.	Health care	3	2,180	0.36%
Eurofins Scientific (Luxembourg)	Health care	3	1,712	0.28%
Novartis AG (Switzerland)	Health care	19	1,681	0.28%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	18	1,434	0.24%
Vertex Pharmaceuticals, Inc.	Health care	3	779	0.13%
Orion Oyj Class B (Finland)	Health care	16	760	0.13%
Recordati SpA (Italy)	Health care	15	758	0.13%

A BASKET (GSGLPW2L) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Allianz SE (Germany)	Financials	401	$81,923	1.19%
Roche Holding AG (Switzerland)	Health care	234	81,126	1.18%
KDDI Corp. (Japan)	Communication services	2,673	80,131	1.17%
Deutsche Telekom AG (Germany)	Communication services	4,240	71,170	1.04%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer cyclicals	1,194	68,605	1.00%
Sony Corp. (Japan)	Consumer cyclicals	991	67,859	0.99%
Goodman Group (Australia)	Financials	6,613	67,608	0.99%
Carlsberg A/S Class B (Denmark)	Consumer staples	501	66,222	0.97%
Swedish Match AB (Sweden)	Consumer staples	931	65,436	0.95%
Obayashi Corp. (Japan)	Capital goods	6,845	63,954	0.93%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer staples	2,317	63,131	0.92%
Swiss Life Holding AG (Switzerland)	Financials	170	63,107	0.92%
Enel SpA (Italy)	Utilities and power	7,257	62,581	0.91%
Hermes International (France)	Consumer cyclicals	74	61,442	0.90%
Sandvik AB (Sweden)	Capital goods	3,171	59,264	0.86%
Skandinaviska Enskilda Banken AB (Sweden)	Financials	6,711	58,127	0.85%
Galaxy Entertainment Group, Ltd. (Hong Kong)	Consumer cyclicals	8,367	56,946	0.83%
Peugeot SA (France)	Consumer cyclicals	3,380	54,967	0.80%
Coca-Cola Amatil, Ltd. (Australia)	Consumer staples	9,219	54,965	0.80%
Deutsche Boerse AG (Germany)	Financials	302	54,544	0.80%
Shin-Etsu Chemical Co., Ltd. (Japan)	Basic materials	467	54,499	0.79%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	1,875	52,690	0.77%
Compagnie De Saint-Gobain (France)	Basic materials	1,462	52,623	0.77%
CK Asset Holdings, Ltd. (Hong Kong)	Financials	8,707	51,903	0.76%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	1,847	51,783	0.75%
Berkeley Group Holdings PLC (The) (United Kingdom)	Consumer cyclicals	978	50,355	0.73%
Amada Holdings Co., Ltd. (Japan)	Capital goods	6,020	49,164	0.72%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer cyclicals	7,405	47,581	0.69%
Koninklijke DSM NV (Netherlands)	Basic materials	336	46,469	0.68%
Singapore Exchange, Ltd. (Singapore)	Financials	7,665	45,822	0.67%
Hitachi, Ltd. (Japan)	Capital goods	1,435	45,272	0.66%

Putnam VT Multi-Asset Absolute Return Fund	21

A BASKET (GSGLPW2L) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Zurich Insurance Group AG (Switzerland)	Financials	128	$45,141	0.66%
Tosoh Corp. (Japan)	Basic materials	3,255	44,346	0.65%
L’Oreal SA (France)	Consumer staples	138	44,318	0.65%
Rio Tinto PLC (United Kingdom)	Basic materials	772	43,412	0.63%
Otsuka Corp. (Japan)	Technology	802	42,234	0.62%
Aurizon Holdings, Ltd. (Australia)	Transportation	12,094	40,967	0.60%
Nintendo Co., Ltd. (Japan)	Consumer cyclicals	91	40,631	0.59%
Namco Bandai Holdings, Inc. (Japan)	Consumer cyclicals	771	40,501	0.59%
Powertech Technology, Inc. (Taiwan)	Technology	11,160	40,472	0.59%
Kering SA (France)	Consumer cyclicals	73	39,858	0.58%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	509	39,717	0.58%
West Japan Railway Co. (Japan)	Transportation	708	39,659	0.58%
Brother Industries, Ltd. (Japan)	Technology	2,202	39,636	0.58%
Kyushu Railway Co. (Japan)	Transportation	1,506	39,078	0.57%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	1,670	38,946	0.57%
Telenor ASA (Norway)	Communication services	2,620	38,049	0.55%
Aena SME SA (Spain)	Transportation	285	37,931	0.55%
Anglo American PLC (United Kingdom)	Basic materials	1,635	37,765	0.55%
Stanley Electric Co., Ltd. (Japan)	Capital goods	1,551	37,300	0.54%

A BASKET (GSGLPW2S) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Yaskawa Electric Corp. (Japan)	Technology	2,305	$79,576	1.15%
Ferrovial SA (Spain)	Basic materials	2,877	76,582	1.11%
Japan Tobacco, Inc. (Japan)	Consumer staples	4,124	76,518	1.11%
Canon, Inc. (Japan)	Capital goods	3,413	67,522	0.98%
Siemens AG (Germany)	Conglomerates	572	67,316	0.98%
National Australia Bank, Ltd. (Australia)	Financials	5,174	64,900	0.94%
Compagnie Financiere Richemont SA (Switzerland)	Consumer cyclicals	998	63,631	0.92%
Westpac Banking Corp. (Australia)	Financials	4,939	61,037	0.89%
Oversea-Chinese Banking Corp., Ltd. (Singapore)	Financials	9,302	60,008	0.87%
Nidec Corp. (Japan)	Technology	898	59,889	0.87%
AIA Group, Ltd. (Hong Kong)	Financials	6,084	56,756	0.82%
St. James’s Place PLC (United Kingdom)	Financials	4,810	56,624	0.82%
National Grid PLC (United Kingdom)	Utilities and power	4,456	54,468	0.79%
MS&AD Insurance Group Holdings (Japan)	Financials	1,975	54,200	0.79%
Komatsu, Ltd. (Japan)	Capital goods	2,595	53,007	0.77%
Danone SA (France)	Consumer staples	760	52,570	0.76%
Assicurazioni Generali SpA (Italy)	Financials	3,460	52,353	0.76%
Henkel AG & Co. KGaA (Preference) (Germany)	Consumer staples	552	51,425	0.75%
LafargeHolcim, Ltd. (Switzerland)	Basic materials	1,136	49,746	0.72%
Pernod Ricard SA (France)	Consumer staples	309	48,625	0.71%
Toray Industries, Inc. (Japan)	Basic materials	10,322	48,558	0.70%
Daimler AG (Registered Shares) (Germany)	Consumer cyclicals	1,176	47,756	0.69%
Hong Kong & China Gas Co., Ltd. (Hong Kong)	Utilities and power	29,443	45,587	0.66%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	1,908	44,308	0.64%
China Steel Corp. (Taiwan)	Basic materials	61,614	43,227	0.63%
AstraZeneca PLC (United Kingdom)	Health care	415	43,195	0.63%
Commonwealth Bank of Australia (Australia)	Financials	903	43,168	0.63%
SAP AG (Germany)	Technology	309	43,138	0.63%
Accor SA (France)	Consumer cyclicals	1,576	42,864	0.62%
Intesa Sanpaolo SpA (Italy)	Financials	22,343	42,751	0.62%
Chunghwa Telecom Co., Ltd. (Taiwan)	Communication services	10,574	41,932	0.61%
Credit Suisse Group AG (Switzerland)	Financials	4,038	41,751	0.61%
Vinci SA (France)	Capital goods	450	41,477	0.60%
Chugoku Electric Power Co., Inc. (The) (Japan)	Utilities and power	3,086	41,214	0.60%

22	Putnam VT Multi-Asset Absolute Return Fund

A BASKET (GSGLPW2S) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Barclays PLC (United Kingdom)	Financials	28,713	$40,594	0.59%
Vodafone Group PLC (United Kingdom)	Communication services	24,786	39,464	0.57%
Odakyu Electric Railway Co., Ltd. (Japan)	Transportation	1,588	39,028	0.57%
EssilorLuxottica SA (France)	Health care	294	37,733	0.55%
Toyota Motor Corp. (Japan)	Consumer cyclicals	601	37,700	0.55%
Givaudan SA (Switzerland)	Basic materials	10	37,671	0.55%
Mitsubishi Corp. (Japan)	Conglomerates	1,787	37,598	0.55%
TABCORP Holdings, Ltd. (Australia)	Consumer cyclicals	16,093	37,450	0.54%
Nissan Motor Co., Ltd. (Japan)	Consumer cyclicals	10,115	37,430	0.54%
Kyocera Corp. (Japan)	Technology	688	37,388	0.54%
ASSA ABLOY AB Class B (Sweden)	Capital goods	1,830	37,213	0.54%
HSBC Holdings PLC (United Kingdom)	Financials	7,869	36,811	0.53%
Casio Computer Co., Ltd. (Japan)	Capital goods	2,123	36,798	0.53%
Electrolux AB Ser. B (Sweden)	Consumer cyclicals	2,147	35,910	0.52%
Hexagon AB Class B (Sweden)	Capital goods	614	35,841	0.52%
Gecina SA (France)	Financials	289	35,765	0.52%

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Afterpay, Ltd. (Australia)	Financials	1,194	$50,274	0.66%
AES Corp. (The)	Utilities and power	3,350	48,548	0.64%
Just Eat-Takeaway (Netherlands)	Consumer staples	457	47,652	0.63%
Splunk, Inc.	Technology	237	47,105	0.62%
Ashtead Group PLC (United Kingdom)	Consumer staples	1,393	46,949	0.62%
SoftBank Group Corp. (Japan)	Technology	917	46,291	0.61%
Okta, Inc.	Technology	227	45,359	0.60%
Insulet Corp.	Health care	231	44,917	0.59%
Willis Towers Watson PLC	Financials	225	44,398	0.59%
CyberAgent, Inc. (Japan)	Consumer cyclicals	901	44,167	0.58%
Centene Corp.	Health care	693	44,056	0.58%
Citrix Systems, Inc.	Technology	297	43,927	0.58%
Givaudan SA (Switzerland)	Basic materials	12	43,573	0.58%
London Stock Exchange Group PLC (United Kingdom)	Financials	419	43,415	0.57%
Yaskawa Electric Corp. (Japan)	Technology	1,258	43,410	0.57%
Qorvo, Inc.	Technology	390	43,140	0.57%
Apollo Global Management, Inc.	Financials	856	42,731	0.56%
Mercari, Inc. (Japan)	Consumer staples	1,374	42,379	0.56%
Tesco PLC (United Kingdom)	Consumer staples	14,980	42,339	0.56%
Sandvik AB (Sweden)	Capital goods	2,223	41,528	0.55%
ONEOK, Inc.	Energy	1,234	40,989	0.54%
Roper Technologies, Inc.	Technology	105	40,678	0.54%
Fujitsu, Ltd. (Japan)	Technology	341	39,864	0.53%
NortonLifeLock, Inc.	Technology	1,973	39,125	0.52%
Cadence Design Systems, Inc.	Technology	407	39,042	0.52%
Carlyle Group, Inc. (The)	Financials	1,396	38,954	0.51%
Air Liquide SA (France)	Basic materials	265	38,231	0.51%
AMETEK, Inc.	Conglomerates	420	37,497	0.50%
Partners Group Holding AG (Switzerland)	Financials	41	37,397	0.49%
Roche Holding AG (Switzerland)	Health care	107	37,223	0.49%
SS&C Technologies Holdings, Inc.	Technology	654	36,937	0.49%
Mazda Motor Corp. (Japan)	Consumer cyclicals	6,096	36,470	0.48%
Procter & Gamble Co. (The)	Consumer staples	304	36,355	0.48%
Nexi SpA (Italy)	Consumer cyclicals	2,098	36,307	0.48%
Carlsberg A/S Class B (Denmark)	Consumer staples	275	36,307	0.48%
Expeditors International of Washington, Inc.	Transportation	477	36,238	0.48%
Shopify, Inc. Class A (Canada)	Technology	38	36,167	0.48%

Putnam VT Multi-Asset Absolute Return Fund	23

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Canopy Growth Corp. (Canada)	Health care	2,226	$36,057	0.48%
Advanced Micro Devices, Inc.	Technology	685	36,021	0.48%
Muenchener Rueckversicherungs-Gesellschaft AG in	Financials	138	35,994	0.48%
Muenchen (Germany)
Merck & Co., Inc.	Health care	465	35,952	0.48%
Swisscom AG (Switzerland)	Communication services	67	35,182	0.47%
Nomura Holdings, Inc. (Japan)	Financials	7,845	35,049	0.46%
Rio Tinto PLC (United Kingdom)	Basic materials	620	34,934	0.46%
Red Electrica Corporacion SA (Spain)	Utilities and power	1,871	34,909	0.46%
Endesa SA (Spain)	Utilities and power	1,415	34,861	0.46%
Anglo American PLC (United Kingdom)	Basic materials	1,505	34,851	0.46%
L’Oreal SA (France)	Consumer staples	108	34,756	0.46%
Old Dominion Freight Line, Inc.	Transportation	205	34,750	0.46%
Hannover Rueck SE (Germany)	Financials	201	34,723	0.46%

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Square, Inc. Class A	Consumer cyclicals	477	$50,102	0.67%
PayPal Holdings, Inc.	Consumer cyclicals	269	46,786	0.62%
Delivery Hero Holding GmbH (Germany)	Consumer staples	449	45,908	0.61%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	713	45,658	0.61%
Twilio, Inc. Class A	Technology	208	45,563	0.61%
Yamaha Motor Co., Ltd. (Japan)	Consumer cyclicals	2,868	44,832	0.60%
J Sainsbury PLC (United Kingdom)	Consumer staples	17,336	44,831	0.60%
Cognizant Technology Solutions Corp. Class A	Technology	787	44,708	0.60%
Autodesk, Inc.	Technology	187	44,694	0.60%
Capgemini SE (France)	Technology	387	44,349	0.59%
United Parcel Service, Inc. Class B	Transportation	398	44,251	0.59%
Carrier Global Corp.	Consumer cyclicals	1,990	44,212	0.59%
Walgreens Boots Alliance, Inc.	Consumer staples	1,040	44,066	0.59%
Electronic Arts, Inc.	Technology	331	43,656	0.58%
Bank of New York Mellon Corp. (The)	Financials	1,126	43,525	0.58%
IPG Photonics Corp.	Technology	270	43,352	0.58%
Alexion Pharmaceuticals, Inc.	Health care	386	43,303	0.58%
Athene Holding, Ltd. Class A (Bermuda)	Financials	1,387	43,274	0.58%
Mylan NV	Health care	2,683	43,149	0.58%
Eastman Chemical Co.	Basic materials	619	43,074	0.57%
Edwards Lifesciences Corp.	Health care	620	42,838	0.57%
CaixaBank SA (Spain)	Financials	20,004	42,713	0.57%
Swatch Group AG (The) (Switzerland)	Consumer cyclicals	212	42,394	0.57%
ViacomCBS, Inc. Class B	Consumer cyclicals	1,784	41,602	0.55%
T-Mobile US, Inc.	Communication services	397	41,377	0.55%
Tyler Technologies, Inc.	Technology	118	40,875	0.54%
Franklin Resources, Inc.	Financials	1,935	40,570	0.54%
ENEOS Holdings, Inc. (Japan)	Energy	11,437	40,464	0.54%
Royal Dutch Shell PLC Class A (United Kingdom)	Energy	2,525	40,263	0.54%
Vistra Energy Corp.	Utilities and power	2,144	39,921	0.53%
American Tower Corp.	Communication services	153	39,565	0.53%
Reinsurance Group of America, Inc.	Financials	499	39,107	0.52%
Molson Coors Beverage Co. Class B	Consumer staples	1,137	39,050	0.52%
Prologis, Inc.	Financials	417	38,889	0.52%
Microchip Technology, Inc.	Technology	368	38,790	0.52%
Adobe, Inc.	Technology	87	38,046	0.51%
Lonza Group AG (Switzerland)	Health care	72	37,761	0.50%
Progressive Corp. (The)	Financials	471	37,749	0.50%
Abbott Laboratories	Health care	408	37,300	0.50%

24	Putnam VT Multi-Asset Absolute Return Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
CVS Health Corp.	Health care	572	$37,138	0.50%
Alexandria Real Estate Equities, Inc.	Financials	228	37,039	0.49%
ABB, Ltd. (Switzerland)	Capital goods	1,641	36,949	0.49%
FedEx Corp.	Transportation	263	36,920	0.49%
Unibail-Rodamco-Westfield (France)	Financials	643	36,261	0.48%
Nidec Corp. (Japan)	Technology	544	36,230	0.48%
Monotaro Co., Ltd. (Japan)	Consumer staples	902	36,069	0.48%
Intel Corp.	Technology	602	36,031	0.48%
GoDaddy, Inc. Class A	Technology	491	35,969	0.48%
NRG Energy, Inc.	Utilities and power	1,097	35,720	0.48%
Waste Connections, Inc.	Capital goods	376	35,276	0.47%

A BASKET (JPCMPTFL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
GrubHub, Inc.	Consumer staples	808	$56,771	1.64%
Square, Inc. Class A	Consumer cyclicals	529	55,538	1.60%
Trade Desk, Inc. (The) Class A	Consumer cyclicals	134	54,612	1.57%
NVIDIA Corp.	Technology	143	54,290	1.56%
Apple, Inc.	Technology	148	53,983	1.56%
Mettler-Toledo International, Inc.	Health care	67	53,812	1.55%
RingCentral, Inc. Class A	Technology	188	53,471	1.54%
lululemon athletica, Inc. (Canada)	Consumer cyclicals	170	53,003	1.53%
Moderna, Inc.	Health care	819	52,595	1.52%
Agilent Technologies, Inc.	Technology	592	52,301	1.51%
Seattle Genetics, Inc.	Health care	302	51,273	1.48%
Charles River Laboratories International, Inc.	Health care	292	50,977	1.47%
Coupa Software, Inc.	Technology	183	50,718	1.46%
Thor Industries, Inc.	Consumer cyclicals	454	48,405	1.39%
Teradyne, Inc.	Technology	555	46,924	1.35%
Waters Corp.	Health care	242	43,700	1.26%
Lam Research Corp.	Technology	130	42,001	1.21%
Goodyear Tire & Rubber Co. (The)	Consumer cyclicals	4,603	41,177	1.19%
Thermo Fisher Scientific, Inc.	Health care	112	40,457	1.17%
Horizon Therapeutics PLC	Health care	724	40,263	1.16%
United Rentals, Inc.	Consumer cyclicals	262	38,981	1.12%
Ford Motor Co.	Consumer cyclicals	5,998	36,468	1.05%
Bio-Rad Laboratories, Inc. Class A	Health care	81	36,465	1.05%
Western Digital Corp.	Technology	813	35,907	1.03%
Carvana Co.	Consumer cyclicals	292	35,134	1.01%
Bristol-Myers Squibb Co.	Health care	594	34,924	1.01%
Gilead Sciences, Inc.	Health care	452	34,789	1.00%
Alliance Data Systems Corp.	Financials	766	34,548	1.00%
DexCom, Inc.	Health care	85	34,448	0.99%
Zoetis, Inc.	Health care	250	34,250	0.99%
Micron Technology, Inc.	Technology	649	33,435	0.96%
Microchip Technology, Inc.	Technology	313	33,002	0.95%
PRA Health Sciences, Inc.	Health care	330	32,082	0.92%
Paycom Software, Inc.	Technology	99	30,716	0.88%
Skyworks Solutions, Inc.	Technology	235	30,064	0.87%
AECOM	Capital goods	792	29,751	0.86%
Zynga, Inc. Class A	Technology	3,081	29,396	0.85%
Wayfair, Inc. Class A	Consumer staples	147	29,141	0.84%
Bio-Techne Corp.	Health care	107	28,206	0.81%
TransDigm Group, Inc.	Capital goods	61	27,183	0.78%
Alteryx, Inc. Class A	Technology	164	26,873	0.77%
Neurocrine Biosciences, Inc.	Health care	201	24,494	0.71%

Putnam VT Multi-Asset Absolute Return Fund	25

A BASKET (JPCMPTFL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
AbbVie, Inc.	Health care	243	$23,841	0.69%
Qorvo, Inc.	Technology	216	23,823	0.69%
Clorox Co. (The)	Consumer cyclicals	107	23,507	0.68%
Boeing Co. (The)	Capital goods	124	22,817	0.66%
BorgWarner, Inc.	Capital goods	622	21,952	0.63%
Splunk, Inc.	Technology	107	21,351	0.62%
DocuSign, Inc.	Technology	123	21,191	0.61%
Sprouts Farmers Market, Inc.	Consumer staples	823	21,061	0.61%

A BASKET (UBSPUSER) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Microsoft Corp.	Technology	3,694	$751,682	8.24%
Apple, Inc.	Technology	1,471	536,611	5.88%
Amazon.com, Inc.	Consumer cyclicals	164	452,211	4.96%
Alphabet, Inc. Class C	Technology	161	226,994	2.49%
PayPal Holdings, Inc.	Consumer cyclicals	1,227	213,851	2.34%
American Tower Corp.	Communication services	784	202,576	2.22%
Walmart, Inc.	Consumer cyclicals	1,586	190,010	2.08%
Visa, Inc. Class A	Financials	883	170,632	1.87%
Charter Communications, Inc. Class A	Communication services	328	167,146	1.83%
Danaher Corp.	Conglomerates	923	163,280	1.79%
Northrop Grumman Corp.	Capital goods	525	161,441	1.77%
Fidelity National Information Services, Inc.	Technology	1,070	143,418	1.57%
Union Pacific Corp.	Transportation	838	141,704	1.55%
Home Depot, Inc. (The)	Consumer cyclicals	559	139,927	1.53%
Adobe, Inc.	Technology	313	136,364	1.49%
UnitedHealth Group, Inc.	Health care	451	133,026	1.46%
NVIDIA Corp.	Technology	335	127,406	1.40%
JPMorgan Chase & Co.	Financials	1,347	126,710	1.39%
Merck & Co., Inc.	Health care	1,637	126,624	1.39%
Salesforce.com, Inc.	Technology	671	125,645	1.38%
Citigroup, Inc.	Financials	2,418	123,557	1.35%
Mastercard, Inc. Class A	Consumer cyclicals	405	119,778	1.31%
Regeneron Pharmaceuticals, Inc.	Health care	190	118,477	1.30%
Johnson & Johnson	Health care	834	117,346	1.29%
Procter & Gamble Co. (The)	Consumer staples	955	114,143	1.25%
Bank of America Corp.	Financials	4,686	111,304	1.22%
Texas Instruments, Inc.	Technology	825	104,796	1.15%
Vertex Pharmaceuticals, Inc.	Health care	350	101,501	1.11%
IDEXX Laboratories, Inc.	Health care	291	96,123	1.05%
Facebook, Inc. Class A	Technology	416	94,491	1.04%
NIKE, Inc. Class B	Consumer cyclicals	962	94,323	1.03%
AbbVie, Inc.	Health care	943	92,580	1.01%
Target Corp.	Consumer cyclicals	760	91,134	1.00%
PepsiCo, Inc.	Consumer staples	679	89,831	0.98%
Cigna Corp.	Health care	477	89,551	0.98%
Amgen, Inc.	Health care	358	84,326	0.92%
Eli Lilly and Co.	Health care	505	82,981	0.91%
Cisco Systems, Inc.	Technology	1,758	81,974	0.90%
AT&T, Inc.	Communication services	2,567	77,614	0.85%
NRG Energy, Inc.	Utilities and power	2,291	74,610	0.82%
S&P Global, Inc.	Consumer cyclicals	221	72,935	0.80%
Qualcomm, Inc.	Technology	781	71,228	0.78%
Exelon Corp.	Utilities and power	1,953	70,889	0.78%
American Electric Power Co., Inc.	Utilities and power	858	68,301	0.75%
Comcast Corp. Class A	Communication services	1,749	68,184	0.75%

26	Putnam VT Multi-Asset Absolute Return Fund

A BASKET (UBSPUSER) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
United Rentals, Inc.	Consumer cyclicals	454	$67,676	0.74%
Goldman Sachs Group, Inc. (The)	Financials	327	64,633	0.71%
Dow, Inc.	Basic materials	1,487	60,613	0.66%
ConocoPhillips	Energy	1,429	60,037	0.66%
Baxter International, Inc.	Health care	673	57,945	0.63%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BB+/P	$68	$1,000	$313	5/11/63	300 bp — Monthly	$(244)
CMBX NA BBB–.6 Index	BB+/P	121	2,000	626	5/11/63	300 bp — Monthly	(504)
CMBX NA BBB–.6 Index	BB+/P	228	4,000	1,252	5/11/63	300 bp — Monthly	(1,022)
CMBX NA BBB–.6 Index	BB+/P	247	4,000	1,252	5/11/63	300 bp — Monthly	(1,003)
Barclays Bank PLC
CMBX NA BBB–.6 Index	BB+/P	887	8,000	2,503	5/11/63	300 bp — Monthly	(1,612)
CMBX NA BBB–.7 Index	BBB–/P	141	25,000	5,353	1/17/47	300 bp — Monthly	(5,199)
Citigroup Global Markets, Inc.
CMBX NA BB.6 Index	B+/P	2,439	17,000	8,578	5/11/63	500 bp — Monthly	(6,125)
CMBX NA BB.7 Index	BB–/P	459	9,000	3,859	1/17/47	500 bp — Monthly	(3,392)
CMBX NA BBB–.6 Index	BB+/P	25,281	397,000	124,221	5/11/63	300 bp — Monthly	(98,742)
Credit Suisse International
CMBX NA A.6 Index	A/P	(32)	29,000	3,718	5/11/63	200 bp — Monthly	(3,740)
CMBX NA BBB–.6 Index	BB+/P	74,418	792,000	247,817	5/11/63	300 bp — Monthly	(173,003)
CMBX NA BBB–.7 Index	BBB–/P	3,952	50,000	10,705	1/17/47	300 bp — Monthly	(6,728)
CMBX NA BBB–.7 Index	BBB–/P	12,861	174,000	37,253	1/17/47	300 bp — Monthly	(24,305)
Goldman Sachs International
CMBX NA A.6 Index	A/P	309	6,000	769	5/11/63	200 bp — Monthly	(458)
CMBX NA A.6 Index	A/P	419	8,000	1,026	5/11/63	200 bp — Monthly	(604)
CMBX NA A.6 Index	A/P	1,018	20,000	2,564	5/11/63	200 bp — Monthly	(1,540)
CMBX NA A.6 Index	A/P	3,977	62,000	7,948	5/11/63	200 bp — Monthly	(3,951)
CMBX NA BBB–.6 Index	BB+/P	259	3,000	939	5/11/63	300 bp — Monthly	(678)
CMBX NA BBB–.6 Index	BB+/P	260	3,000	939	5/11/63	300 bp — Monthly	(677)
CMBX NA BBB–.6 Index	BB+/P	422	5,000	1,565	5/11/63	300 bp — Monthly	(1,140)
CMBX NA BBB–.6 Index	BB+/P	661	6,000	1,877	5/11/63	300 bp — Monthly	(1,213)
CMBX NA BBB–.6 Index	BB+/P	365	7,000	2,190	5/11/63	300 bp — Monthly	(1,822)
CMBX NA BBB–.6 Index	BB+/P	591	7,000	2,190	5/11/63	300 bp — Monthly	(1,596)
CMBX NA BBB–.6 Index	BB+/P	633	8,000	2,503	5/11/63	300 bp — Monthly	(1,866)
CMBX NA BBB–.6 Index	BB+/P	990	9,000	2,816	5/11/63	300 bp — Monthly	(1,821)
CMBX NA BBB–.6 Index	BB+/P	435	9,000	2,816	5/11/63	300 bp — Monthly	(2,376)
CMBX NA BBB–.6 Index	BB+/P	1,218	10,000	3,129	5/11/63	300 bp — Monthly	(1,906)
CMBX NA BBB–.6 Index	BB+/P	1,160	14,000	4,381	5/11/63	300 bp — Monthly	(3,213)
CMBX NA BBB–.6 Index	BB+/P	1,671	15,000	4,694	5/11/63	300 bp — Monthly	(3,015)
CMBX NA BBB–.6 Index	BB+/P	2,221	16,000	5,006	5/11/63	300 bp — Monthly	(2,777)
CMBX NA BBB–.6 Index	BB+/P	1,090	16,000	5,006	5/11/63	300 bp — Monthly	(3,908)
CMBX NA BBB–.6 Index	BB+/P	878	18,000	5,632	5/11/63	300 bp — Monthly	(4,746)
CMBX NA BBB–.6 Index	BB+/P	2,923	27,000	8,448	5/11/63	300 bp — Monthly	(5,512)
CMBX NA BBB–.6 Index	BB+/P	3,376	36,000	11,264	5/11/63	300 bp — Monthly	(7,870)
CMBX NA BBB–.6 Index	BB+/P	4,360	58,000	18,148	5/11/63	300 bp — Monthly	(13,759)
CMBX NA BBB–.7 Index	BBB–/P	695	8,000	1,713	1/17/47	300 bp — Monthly	(1,014)
CMBX NA BBB–.7 Index	BBB–/P	1,448	17,000	3,640	1/17/47	300 bp — Monthly	(2,183)
CMBX NA BBB–.7 Index	BBB–/P	1,478	20,000	4,282	1/17/47	300 bp — Monthly	(2,794)

Putnam VT Multi-Asset Absolute Return Fund	27

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited) cont.

		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
JPMorgan Securities LLC
CMBX NA BBB–.6 Index	BB+/P	$241,695	$756,000	$236,552	5/11/63	300 bp — Monthly	$5,521
Merrill Lynch International
CMBX NA BBB–.6 Index	BB+/P	17,055	191,000	59,764	5/11/63	300 bp — Monthly	(42,615)
Morgan Stanley & Co. International PLC
CMBX NA BBB–.6 Index	BB+/P	4,307	65,000	20,339	5/11/63	300 bp — Monthly	(16,000)
Upfront premium received		417,016		Unrealized appreciation			5,521
Upfront premium (paid)		(32)		Unrealized (depreciation)			(456,673)
Total		$416,984		Total			$(451,152)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(313)	$3,000	$1,283	11/17/59	(500 bp) — Monthly	$967
CMBX NA BB.10 Index	(329)	3,000	1,283	11/17/59	(500 bp) — Monthly	951
CMBX NA BB.11 Index	(1,166)	9,000	3,076	11/18/54	(500 bp) — Monthly	1,903
CMBX NA BB.11 Index	(283)	3,000	1,025	11/18/54	(500 bp) — Monthly	740
CMBX NA BB.8 Index	(176)	1,000	471	10/17/57	(500 bp) — Monthly	294
CMBX NA BB.9 Index	(3,716)	36,000	14,868	9/17/58	(500 bp) — Monthly	11,122
Credit Suisse International
CMBX NA BB.10 Index	(714)	6,000	2,566	11/17/59	(500 bp) — Monthly	1,847
CMBX NA BB.10 Index	(801)	6,000	2,566	11/17/59	(500 bp) — Monthly	1,760
CMBX NA BB.7 Index	(300)	17,000	8,578	5/11/63	(500 bp) — Monthly	8,264
CMBX NA BB.8 Index	(175)	1,000	471	10/17/57	(500 bp) — Monthly	294
CMBX NA BB.9 Index	(1,504)	15,000	6,195	9/17/58	(500 bp) — Monthly	4,679
Goldman Sachs International
CMBX NA BB.7 Index	(10,144)	60,000	25,728	1/17/47	(500 bp) — Monthly	15,534
CMBX NA BB.7 Index	(2,738)	15,000	6,432	1/17/47	(500 bp) — Monthly	3,681
CMBX NA BB.9 Index	(357)	3,000	1,239	9/17/58	(500 bp) — Monthly	880
CMBX NA BB.9 Index	(361)	3,000	1,239	9/17/58	(500 bp) — Monthly	875
JPMorgan Securities LLC
CMBX NA BB.17 Index	(490)	1,000	429	1/17/47	(500 bp) — Monthly	(62)
CMBX NA BBB–.7 Index	(44,370)	189,000	40,465	1/17/47	(300 bp) — Monthly	(4,000)
Merrill Lynch International
CMBX NA BB.10 Index	(341)	6,000	2,566	11/17/59	(500 bp) — Monthly	2,219
CMBX NA BB.11 Index	(3,460)	7,000	2,393	11/18/54	(500 bp) — Monthly	(1,073)
CMBX NA BB.9 Index	(351)	9,000	3,717	9/17/58	(500 bp) — Monthly	3,359
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(3,869)	38,000	8,136	1/17/47	(300 bp) — Monthly	4,245
CMBX NA BB.10 Index	(315)	3,000	1,283	11/17/59	(500 bp) — Monthly	966
CMBX NA BB.9 Index	(728)	6,000	2,478	9/17/58	(500 bp) — Monthly	1,746
CMBX NA BB.9 Index	(364)	3,000	1,239	9/17/58	(500 bp) — Monthly	873
Upfront premium received	—			Unrealized appreciation		67,199
Upfront premium (paid)	(77,365)			Unrealized (depreciation)		(5,135)
Total	$(77,365)			Total		$62,064

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

28	Putnam VT Multi-Asset Absolute Return Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)

		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
NA HY Series 34 Index	B+/P	$95,579	$2,247,700	$15,505	6/20/25	500 bp —	$82,887
						Quarterly
Total		$95,579					$82,887

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited)

	Upfront
	premium			Termi-	Payments	Unrealized
	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
EM Series 33 Index	$(201,081)	$1,573,200	$70,136	6/20/25	(100 bp) — Quarterly	$(131,338)
NA HY Series 34 Index	(59,205)	1,383,200	9,541	6/20/25	(500 bp) — Quarterly	(51,396)
Total	$(260,286)					$(182,734)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam VT Multi-Asset Absolute Return Fund	29

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$—	$433,643	$—
Capital goods	—	228,824	—
Communication services	63,316	100,148	—
Consumer cyclicals	80,854	275,237	—
Consumer staples	400,611	155,766	—
Energy	114,306	105,916	—
Financials	295,323	612,314	—
Health care	38,370	128,592	—
Technology	696,511	982,480	—
Transportation	11,769	34,896	—
Utilities and power	184,570	4,804	—
Total common stocks	1,885,630	3,062,620	—
Asset-backed securities	—	108,710	—
Commodity linked notes	—	1,828,727	—
Corporate bonds and notes	—	88,070	—
Foreign government and agency bonds and notes		120,850
Investment companies	2,057,258	—	—
Mortgage-backed securities	—	1,446,484	—
Preferred stocks	22,080	—	—
Purchased options outstanding	—	195,499	—
Purchased swap options outstanding	—	3,324	—
U.S. government and agency mortgage obligations	—	5,250,039	—
Warrants	—	673,148	—
Short-term investments	5,565,849	8,695,387	—
Totals by level	$9,530,817	$21,472,858	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$5,958	$—
Futures contracts	(62,147)	—	—
Written options outstanding	—	(9,673)	—
Written swap options outstanding	—	(4,662)	—
Forward premium swap option contracts	—	1,975	—
Interest rate swap contracts	—	(30,780)	—
Total return swap contracts	—	52,385	—
Credit default contracts	—	(663,847)	—
Totals by level	$(62,147)	$(648,644)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

30	Putnam VT Multi-Asset Absolute Return Fund

Statement of assets and liabilities
6/30/20 (Unaudited)

Assets
Investment in securities, at value, including $422,573 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $20,658,739)	$21,589,575
Affiliated issuers (identified cost $5,999,099) (Notes 1 and 5)	5,999,099
Repurchase agreements (identified cost $3,415,001)	3,415,001
Cash	266,994
Foreign currency (cost $34,668) (Note 1)	34,370
Foreign tax reclaim	4,023
Dividends, interest and other receivables	91,857
Receivable for shares of the fund sold	17,272
Receivable for investments sold	390,623
Receivable from Manager (Note 2)	8,452
Receivable for variation margin on futures contracts (Note 1)	340
Receivable for variation margin on centrally cleared swap contracts (Note 1)	41,754
Unrealized appreciation on forward premium swap option contracts (Note 1)	3,698
Unrealized appreciation on forward currency contracts (Note 1)	67,795
Unrealized appreciation on OTC swap contracts (Note 1)	819,268
Premium paid on OTC swap contracts (Note 1)	77,397
Total assets	32,827,518

Liabilities
Payable for investments purchased	343,756
Payable for purchases of TBA securities (Note 1)	5,245,402
Payable for shares of the fund repurchased	6,166
Payable for custodian fees (Note 2)	68,852
Payable for investor servicing fees (Note 2)	2,764
Payable for Trustee compensation and expenses (Note 2)	3,110
Payable for administrative services (Note 2)	95
Payable for distribution fees (Note 2)	4,897
Payable for variation margin on futures contracts (Note 1)	66,141
Payable for variation margin on centrally cleared swap contracts (Note 1)	45,081
Unrealized depreciation on OTC swap contracts (Note 1)	1,155,971
Premium received on OTC swap contracts (Note 1)	417,016
Unrealized depreciation on forward currency contracts (Note 1)	61,837
Unrealized depreciation on forward premium swap option contracts (Note 1)	1,723
Written options outstanding, at value (premiums $20,351) (Note 1)	14,335
Collateral on securities loaned, at value (Note 1)	433,250
Other accrued expenses	47,836
Total liabilities	7,918,232

Net assets	$24,909,286

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$26,106,523
Total distributable earnings (Note 1)	(1,197,237)
Total — Representing net assets applicable to capital shares outstanding	$24,909,286

Computation of net asset value Class IA
Net assets	$71,427
Number of shares outstanding	7,458
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$9.58

Computation of net asset value Class IB
Net assets	$24,837,859
Number of shares outstanding	2,636,272
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$9.42

The accompanying notes are an integral part of these financial statements.

Putnam VT Multi-Asset Absolute Return Fund	31

Statement of operations
Six months ended 6/30/20 (Unaudited)

Investment income
Interest (including interest income of $42,998 from investments in affiliated issuers) (Note 5)	$130,250
Dividends (net of foreign tax of $8,898)	111,394
Securities lending (net of expenses) (Notes 1 and 5)	1,184
Total investment income	242,828

Expenses
Compensation of Manager (Note 2)	88,757
Investor servicing fees (Note 2)	8,685
Custodian fees (Note 2)	40,842
Trustee compensation and expenses (Note 2)	627
Distribution fees (Note 2)	30,758
Administrative services (Note 2)	290
Auditing and tax fees	45,257
Other	9,543
Fees waived and reimbursed by Manager (Note 2)	(82,893)
Total expenses	141,866

Expense reduction (Note 2)	(72)
Net expenses	141,794

Net investment income	101,034

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(283,506)
Foreign currency transactions (Note 1)	(1,449)
Forward currency contracts (Note 1)	(9,946)
Futures contracts (Note 1)	(292,902)
Swap contracts (Note 1)	(632,928)
Written options (Note 1)	(34,200)
Total net realized loss	(1,254,931)

Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	(276,803)
Assets and liabilities in foreign currencies	(858)
Forward currency contracts	8,849
Futures contracts	82,363
Swap contracts	(241,201)
Written options	6,027
Total change in net unrealized depreciation	(421,623)

Net loss on investments	(1,676,554)

Net decrease in net assets resulting from operations	$(1,575,520)

The accompanying notes are an integral part of these financial statements.

32	Putnam VT Multi-Asset Absolute Return Fund

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/20*	12/31/19
Decrease in net assets
Operations:
Net investment income	$101,034	$477,297
Net realized gain (loss) on investments and foreign currency transactions	(1,254,931)	736,530
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(421,623)	385,837
Net increase (decrease) in net assets resulting from operations	(1,575,520)	1,599,664
Increase (decrease) from capital share transactions (Note 4)	33,009	(2,519,447)
Total decrease in net assets	(1,542,511)	(919,783)
Net assets:
Beginning of period	26,451,797	27,371,580
End of period	$24,909,286	$26,451,797

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Multi-Asset Absolute Return Fund	33

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:						LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From Net investment income	From net realized gain on investments	From return of capital	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d,e]	Ratio of net investment income (loss) to average net assets (%)[e]	Portfolio turnover (%)[f]
Class IA
6/30/20†	$10.18	.05	(.65)	(.60)	—	—	—	—	$9.58	(5.89)*	$71	.45*	.54*	178*
12/31/19	9.61	.22	.35	.57	—	—	—	—	10.18	5.93	69.90		2.17	476
12/31/18	10.88	.15	(.95)	(.80)	(.06)	(.39)	(.02)	(.47)	9.61	(7.57)	12.90		1.45	449
12/31/17	10.15	.10	.63	.73	—	—	—	—	10.88	7.19	20.90		.98	576
12/31/16	10.46	.09	—	.09	(.38)	—	(.02)	(.40)	10.15	.93	11.90		.86	503
12/31/15	10.78	.06	(.08)	(.02)	(.04)	(.26)	—	(.30)	10.46	(.22)	21.90		.58	520
Class IB
6/30/20†	$10.03	.04	(.65)	(.61)	—	—	—	—	$9.42	(6.08)*	$24,838	.57*	.41*	178*
12/31/19	9.47	.17	.39	.56	—	—	—	—	10.03	5.91	26,383	1.15	1.73	476
12/31/18	10.73	.12	(.94)	(.82)	(.03)	(.39)	(.02)	(.44)	9.47	(7.84)	27,359	1.15	1.22	449
12/31/17	10.03	.08	.62	.70	—	—	—	—	10.73	6.98	33,221	1.15	.76	576
12/31/16	10.35	.06	(.01)	.05	(.35)	—	(.02)	(.37)	10.03	.60	31,034	1.15	.61	503
12/31/15	10.67	.03	(.07)	(.04)	(.02)	(.26)	—	(.28)	10.35	(.44)	33,818	1.15	.33	520

Before April 30, 2018, the fund was managed with a materially different investment strategy and may have achieved materially different performance results under its current investment strategy from that shown for periods before this date.

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average
net assets
6/30/20	0.33%
12/31/19	0.45
12/31/18	0.60
12/31/17	0.45
12/31/16	0.51
12/31/15	0.44

f Portfolio turnover includes TBA purchase and sale commitments.

The accompanying notes are an integral part of these financial statements.

34	Putnam VT Multi-Asset Absolute Return Fund

Notes to financial statements 6/30/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2020 through June 30, 2020.

Putnam VT Multi-Asset Absolute Return Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek positive total return. In pursuing a positive total return, the fund’s strategies are generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. The Fund aims to accomplish this objective by combining “directional” strategies and “non-directional” strategies. The directional strategies seek efficient, diversified exposure to investment markets. They also seek to balance risk and provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The non-directional strategies aim to provide positive returns that have minimal correlation with traditional asset classes, such as equities or equity-like investments. The non-directional strategies are generally implemented using paired long and short positions in an effort to capitalize on long-term market inefficiencies and short-term opportunities. The non-directional strategies may involve the use of active trading strategies, currency transactions and options transactions.

Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions. The fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with

Putnam VT Multi-Asset Absolute Return Fund	35

other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $3,483,300 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to gain exposure to securities, and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk, and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

36	Putnam VT Multi-Asset Absolute Return Fund

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes

Putnam VT Multi-Asset Absolute Return Fund	37

in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $710,997 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $645,903 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $433,250 and the value of securities loaned amounted to $422,573.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At June 30, 2020, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$626,175	$—	$626,175

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $29,705,090, resulting in gross unrealized appreciation and depreciation of $3,016,045 and $2,428,251, respectively, or net unrealized appreciation of $587,794.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 56.6% of the fund is owned by accounts of one insurance company.

38	Putnam VT Multi-Asset Absolute Return Fund

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.880%	of the first $5 billion,
0.830%	of the next $5 billion,
0.780%	of the next $10 billion,
0.730%	of the next $10 billion,
0.680%	of the next $50 billion,
0.660%	of the next $50 billion,
0.650%	of the next $100 billion and
0.645%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.358% of the fund’s average net assets.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through April 30, 2022, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.90% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $11,132 as a result of this limit.

Putnam Management has also contractually agreed, through April 30, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $71,761 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$23
Class IB	8,662
Total	$8,685

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $72 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $20, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities (Long-term)	$30,331,936	$29,498,290
U.S. government securities
(Long-term)	—	—
Total	$30,331,936	$29,498,290

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Putnam VT Multi-Asset Absolute Return Fund	39

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/20		Year ended 12/31/19		Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,586	$15,244	5,546	$56,404	319,972	$3,041,514	326,667	$3,295,049
Shares issued in connection with
reinvestment of distributions	—	—	—	—	—	—	—	—
	1,586	15,244	5,546	56,404	319,972	3,041,514	326,667	3,295,049
Shares repurchased	(935)	(9,010)	(6)	(63)	(315,189)	(3,014,739)	(584,875)	(5,870,837)
Net increase (decrease)	651	$6,234	5,540	$56,341	4,783	$26,775	(258,208)	$(2,575,788)

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

		Percentage
	Shares owned	of ownership	Value
Class IA	1,134	15.21%	$10,864

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/19	Purchase cost	Sale proceeds	Investment income	6/30/20
Short-term investments
Putnam Cash Collateral Pool, LLC*	$991,420	$14,667,885	$15,226,055	$4,334	$433,250
Putnam Short Term Investment
Fund**	6,315,849	623,702	1,373,702	42,998	5,565,849
Total Short-term investments	$7,307,269	$15,291,587	$16,599,757	$47,332	$5,999,099

*No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021.  LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

40	Putnam VT Multi-Asset Absolute Return Fund

Note 7 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$14,000
Purchased currency option contracts (contract amount)	$3,300,000
Purchased swap option contracts (contract amount)	$680,000
Written equity option contracts (contract amount)	$800
Written currency option contracts (contract amount)	$2,400,000
Written swap option contracts (contract amount)	$690,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$10,600,000
Centrally cleared interest rate swap contracts (notional)	$14,200,000
OTC total return swap contracts (notional)	$85,700,000
OTC credit default contracts (notional)	$3,400,000
Centrally cleared credit default contracts (notional)	$3,400,000
Warrants (number of warrants)	190,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
	Receivables, Net assets —		Payables, Net assets —
Credit contracts	Unrealized appreciation	$216,981*	Unrealized depreciation	$880,828*
Foreign exchange contracts	Investments, Receivables	95,735	Payables	71,510
Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	1,587,080	Unrealized depreciation	782,937*
Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	67,858*	Unrealized depreciation	71,199*
Total		$1,967,654		$1,806,474

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(4,417)	$(4,417)
Foreign exchange contracts	—	(31,852)	—	(9,946)	—	$(41,798)
Equity contracts	(659)	93,008	(1,338,522)	—	(361,343)	$(1,607,516)
Interest rate contracts	—	1,248	1,045,620	—	(267,168)	$779,700
Total	$(659)	$62,404	$(292,902)	$(9,946)	$(632,928)	$(874,031)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

				Forward
Derivatives not accounted for as hedging				currency
instruments under ASC 815	Warrants	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$—	$(580,178)	$(580,178)
Foreign exchange contracts	—	17,993	—	8,849	—	$26,842
Equity contracts	15,101	39,780	(93,239)	—	387,189	$348,831
Interest rate contracts	—	1,571	175,602	—	(48,212)	$128,961
Total	$15,101	$59,344	$82,363	$8,849	$(241,201)	$(75,544)

Putnam VT Multi-Asset Absolute Return Fund	41

Note 8 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared interest rate
swap contracts§	—	—	34,589	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	34,589
OTC Total return
swap contracts*#	37,655	19	—	—	256,983	—	66	371,543	—	—	—	—	—	—	—	—	80,282	—	746,548
Centrally cleared total return
swap contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	21,960	20,338	34,570	—	—	40,798	8,657	13,106	—	—	—	—	—	139,429
Centrally cleared credit
default contracts§	—	—	7,165	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	7,165
Futures contracts§	—	—	—	340	—	—	—	—	—	—	—	—	—	—	—	—	—	—	340
Forward currency contracts#	5,343	8,295	—	—	491	—	4,395	3,864	8,439	514	—	—	—	2,330	10,606	5,377	10,017	8,124	67,795
Forward premium swap
option contracts #	121	—	—	—	—	—	—	365	—	3,212	—	—	—	—	—	—	—	—	3,698
Purchased swap options**#	—	3,324	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	3,324
Purchased options**#	47,469	1,389	—	—	91,609	—	3,085	8,434	—	38,302	—	—	—	—	—	—	5,211	—	195,499
Repurchase agreements**	—	—	—	—	—	3,415,001	—	—	—	—	—	—	—	—	—	—	—	—	3,415,001
Total Assets	$90,588	$13,027	$41,754	$340	$349,083	$3,436,961	$27,884	$418,776	$8,439	$42,028	$40,798	$8,657	$13,106	$2,330	$10,606	$5,377	$95,510	$8,124	$4,613,388
Liabilities:
OTC Interest rate
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared interest rate
swap contracts§	—	—	38,800	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	38,800
OTC Total return
swap contracts*#	14,241	4	—	—	351,083	—	47,799	193,509	—	21,664	71	—	—	—	—	—	65,792	—	694,163
Centrally cleared total return
swap contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection sold*#	3,437	7,839	—	—	—	136,438	298,975	105,296	—	—	236,174	59,670	20,307	—	—	—	—	—	868,136
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	6,281	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	6,281
Futures contracts§	—	—	—	66,141	—	—	—	—	—	—	—	—	—	—	—	—	—	—	66,141
Forward currency contracts#	4,147	5,480	—	—	4,688	—	6,362	4,905	1,380	7,014	—	—	—	462	14,356	2,539	10,086	418	61,837
Forward premium swap
option contracts#	403	—	—	—	—	—	—	165	—	1,155	—	—	—	—	—	—	—	—	1,723
Written swap options#	—	4,662	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	4,662
Written options#	3,722	535	—	—	—	—	1,675	3,188	—	—	—	—	—	—	—	—	553	—	9,673
Reverse repurchase agreements	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Total Liabilities	$25,950	$18,520	$45,081	$66,141	$355,771	$136,438	$354,811	$307,063	$1,380	$29,833	$236,245	$59,670	$20,307	$462	$14,356	$2,539	$76,431	$418	$1,751,416
Total Financial and Derivative
Net Assets	$64,638	$(5,493)	$(3,327)	$(65,801)	$(6,688)	$3,300,523	$(326,927)	$111,713	$7,059	$12,195	$(195,447)	$(51,013)	$(7,201)	$1,868	$(3,750)	$2,838	$19,079	$7,706	$2,861,972
Total collateral
received (pledged)†##	$—	$—	$—	$—	$—	$3,300,523	$(312,958)	$—	$—	$—	$(195,447)	$—	$—	$—	$—	$—	$—	$—

42	Putnam VT Multi-Asset Absolute Return Fund	Putnam VT Multi-Asset Absolute Return Fund	43

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Net amount	$64,638	$(5,493)	$(3,327)	$(65,801)	$(6,688)	$—	$(13,969)	$111,713	$7,059	$12,195	$—	$(51,013)	$(7,201)	$1,868	$(3,750)	$2,838	$19,079	$7,706
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$3,483,300	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$3,483,300
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$(110,967)	$(312,958)	$—	$—	$—	$(221,978)	$—	$—	$—	$—	$—	$—	$—	$(645,903)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/ (depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $604,872 and $200,949, respectively.

Note 9 — New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

44	Putnam VT Multi-Asset Absolute Return Fund	Putnam VT Multi-Asset Absolute Return Fund	45

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”), the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2020, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2020, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2020 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management, sub-management and sub-advisory contracts, effective July 1, 2020. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2019. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation

46	Putnam VT Multi-Asset Absolute Return Fund

applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2019. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2019. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2022. In addition, Putnam Management contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that expenses of the fund (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.90% of its average net assets through at least April 30, 2022. During its fiscal year ending in 2019, your fund’s expenses were reduced as a result of this expense limitation. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management, sub-management and sub-advisory contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2019. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2019 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, and model-only separately managed accounts. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, 2019 was a strong year of performance for The Putnam Funds, with the Putnam funds, on an asset-weighted basis, ranking in the top quartile of their Lipper Inc. (“Lipper”) peers for the year ended December 31, 2019. For those funds that are evaluated based on their total returns versus selected investment benchmarks, the Trustees observed that the funds, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2019. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, was exceptionally strong over both the short and long term, with The Putnam Funds ranking as the 8th best performing mutual fund complex out of 55 complexes for the one-year period ended December 31, 2019 and the 8th best performing mutual fund complex out of 45 complexes for the ten-year period, with 2019 marking the third consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also noted that The Putnam Funds ranked 26th out of 52 complexes for the five-year period ended December 31, 2019. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that

Putnam VT Multi-Asset Absolute Return Fund	47

22 of the funds were four- or five-star rated at the end of 2019 and that this included five funds that had achieved a five-star rating. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2019 and considered information provided by Putnam Management regarding the factors contributing to the under-performance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2019. Your fund’s class IA shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over the one-year period ended December 31, 2019, and was positive and in line with the return of its benchmark over the three-year and five-year periods ended December 31, 2019. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2019 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees noted that, in 2019, they had approved the elimination of a fund expense recapture program, whereby a portion of available soft dollars were used to pay fund expenses, and that the amount of commissions allocated to that program were instead used to increase, by a corresponding amount, the budget allocated for execution services. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

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Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the first annual report on the program to the Trustees in April 2020. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from December 2018 through March 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2019. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the COVID-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisors	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
The Putnam Advisory Company, LLC	Legal Counsel	Manoj P. Singh
100 Federal Street	Ropes & Gray LLP	Mona K. Sutphen
Boston, MA 02110

Marketing Services
Putnam Retail Management
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Multi-Asset Absolute Return Fund	49

This report has been prepared for the shareholders
of Putnam VT Multi-Asset Absolute Return Fund.	VTSA110 322159 8/20

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 27, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 27, 2020